                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09765
                                  ---------------------------------------------

First American Insurance Portfolios, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall  Minneapolis, MN 55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson - 800 Nicollet Mall Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN FUNDS(TM) LOGO]

2003 SEMIANNUAL REPORT

[GRAPHIC]

INSURANCE PORTFOLIOS

CORPORATE BOND, EQUITY INCOME, INTERNATIONAL, LARGE CAP GROWTH, MID CAP GROWTH, SMALL CAP GROWTH, TECHNOLOGY


OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.

OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

[GRAPHIC]

FIRST AMERICAN FUNDS(TM)

ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

TABLE OF CONTENTS

Schedule of Investments                 1
Statements of Assets and Liabilities   14
Statements of Operations               16
Statements of Changes in Net Assets    18
Financial Highlights                   20
Notes to Financial Statements          24

                MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

SCHEDULE OF Investments June 30, 2003 (unaudited)

CORPORATE BOND PORTFOLIO

DESCRIPTION                                                       PAR          VALUE
------------------------------------------------------------------------------------
CORPORATE BONDS - 88.9%
CONSUMER GOODS - 3.6%
American Greetings
   6.100%, 08/01/28                                      $     15,000   $     15,300
Conagra Foods
   6.750%, 09/15/11                                            25,000         29,419
General Mills
   6.000%, 02/15/12                                            50,000         56,834
Kraft Foods
   6.250%, 06/01/12                                            40,000         45,152
Toys R US
   7.875%, 04/15/13                                            15,000         16,350
Unilever Capital
   5.900%, 11/15/32                                            15,000         16,247
                                                                        ------------
                                                                             179,302
                                                                        ------------
ENERGY - 3.4%
Amerada Hess
   7.875%, 10/01/29                                            30,000         36,849
ConocoPhillips
   3.625%, 10/15/07                                            15,000         15,553
Kerr-McGee
   7.875%, 09/15/31                                            20,000         24,698
Kinder Morgan Energy Partners
   7.300%, 08/15/33                                            10,000         11,935
Ocean Energy
   4.375%, 10/01/07                                            10,000         10,513
Schlumberger Technology
   6.500%, 04/15/12 (A)                                        15,000         17,261
Valero Energy
   6.875%, 04/15/12                                            25,000         28,545
Williams
   7.750%, 06/15/31                                            10,000          9,700
XTO Energy
   6.250%, 04/15/13 (A)                                        10,000         10,650
                                                                        ------------
                                                                             165,704
                                                                        ------------
FINANCE - 37.7%
Abbey National Capital Trust,
 Callable 06/30/30 @ 100
   8.963%, 12/29/49 (B)                                        20,000         28,807
BankBoston
   6.375%, 04/15/08                                            25,000         28,222
Bear Stearns
   7.800%, 08/15/07                                            50,000         59,748
Boeing Capital
   5.800%, 01/15/13                                            15,000         16,220
Capital One Bank
   6.700%, 05/15/08                                            25,000         26,574
Citigroup
   6.000%, 02/21/12                                            50,000         56,845
   7.750%, 04/02/12                                            15,000         17,880
Core Investment Grade Trust
   4.727%, 11/30/07                                           300,000        313,083
Countrywide Home Loans, Series K
   4.250%, 12/19/07                                            50,000         52,963
Credit Suisse First Boston
   5.875%, 08/01/06                                            50,000         55,328
Dresdner Bank
   7.250%, 09/15/15                                            25,000         29,066
Ford Motor Credit
   6.700%, 07/16/04                                            25,000         25,985
   7.250%, 10/25/11                                            50,000         51,275
GE Global Insurance
   7.750%, 06/15/30                                            10,000         12,054
General Electric Capital, Series A
   6.000%, 06/15/12                                      $     50,000   $     56,614
General Motors Acceptance
   6.125%, 08/28/07                                            75,000         77,761
   6.875%, 09/15/11                                            50,000         50,194
Goldman Sachs
   5.500%, 11/15/14                                            35,000         37,923
Household Finance
   4.625%, 01/15/08                                            75,000         79,945
HSBC Capital Funding, Callable 06/30/10 @ 100
   9.547%, 12/31/49 (A)                                        10,000         13,033
International Lease Finance
   4.500%, 05/01/08                                            30,000         31,421
J. P. Morgan
   5.750%, 01/02/13                                            50,000         54,463
Key Bank
   7.000%, 02/01/11                                            20,000         23,644
Lehman Brothers Holdings
   4.000%, 01/22/08                                            50,000         52,250
   7.875%, 08/15/10                                            50,000         62,103
Morgan Stanley
   6.100%, 04/15/06                                            25,000         27,603
   6.600%, 04/01/12                                            25,000         29,171
   6.799%, 06/15/12 (A)                                       150,000        173,725
National Rural Utilities
   7.250%, 03/01/12                                            25,000         30,003
NB Capital Trust IV, Callable 04/15/07 @ 103.85
   8.250%, 04/15/27                                            50,000         60,058
Newcourt Credit Group, Series B
   6.875%, 02/16/05                                            25,000         26,780
North Fork Bancorporation
   5.875%, 08/15/12                                            25,000         27,902
Sears Roebuck Acceptance
   6.700%, 04/15/12                                            20,000         22,649
Societe Generale, Callable 09/30/07 @ 100
   7.640%, 12/29/49 (A)                                        35,000         40,556
Washington Mutual Finance
   6.250%, 05/15/06                                            25,000         27,864
Wells Fargo
   6.375%, 08/01/11                                            50,000         58,615
Zurich Capital Trust, Callable 06/01/07 @ 104.19
   8.376%, 06/01/37 (A)                                        15,000         15,994
                                                                        ------------
                                                                           1,854,321
                                                                        ------------
MANUFACTURING - 10.4%
Abitibi-Consolidated
   8.550%, 08/01/10                                            20,000         22,744
Alcoa
   5.375%, 01/15/13                                            25,000         27,124
American Standard
   7.375%, 04/15/05                                            20,000         21,225
Centex
   7.500%, 01/15/12                                            50,000         59,941
Cooper Tire & Rubber
   8.000%, 12/15/19                                            20,000         22,533
DaimlerChrysler
   4.750%, 01/15/08                                            50,000         51,131
Delphi Auto Systems
   6.550%, 06/15/06                                            15,000         16,153
Dow Chemical
   6.000%, 10/01/12                                            25,000         27,119
Ford Motor
   7.450%, 07/16/31                                            25,000         23,168
L-3 Communications, Callable 07/15/08 @ 103.06
   6.125%, 07/15/13 (A)                                        10,000         10,150

DESCRIPTION                                                       PAR          VALUE
------------------------------------------------------------------------------------
Lockheed Martin
   8.500%, 12/01/29                                      $     20,000   $     27,198
Northrop Grumman
   7.750%, 02/15/31                                            45,000         58,011
Raytheon
   6.300%, 03/15/05                                            50,000         53,554
Tyco International
   6.125%, 01/15/09                                            25,000         26,375
Weyerhaeuser
   6.125%, 03/15/07                                            50,000         55,253
   6.750%, 03/15/12                                            10,000         11,342
                                                                        ------------
                                                                             513,021
                                                                        ------------
REAL ESTATE - 3.6%
Boston Properties (REIT)
   6.250%, 01/15/13                                            15,000         16,515
EOP Operating
   7.750%, 11/15/07                                            25,000         29,270
Hospitality Properties (REIT),
 Callable 08/15/12 @ 100
   6.750%, 02/15/13                                            20,000         21,052
Post Apartment Homes
   6.850%, 03/16/15 (B)                                        25,000         26,216
Simon Property Group (REIT)
   7.750%, 01/20/11                                            50,000         59,874
Vornado Realty (REIT)
   5.625%, 06/15/07                                            25,000         26,596
                                                                        ------------
                                                                             179,523
                                                                        ------------
SERVICES - 10.2%
Allied Waste North America, Series B,
 Callable 08/01/04 @ 105
   10.000%, 08/01/09                                           15,000         15,975
AOL Time Warner
   6.125%, 04/15/06                                            20,000         21,869
   6.875%, 05/01/12                                            15,000         17,147
   7.625%, 04/15/31                                            25,000         28,642
AT&T Broadband
   8.375%, 03/15/13                                            30,000         37,519
Clear Channel Communications
   7.650%, 09/15/10                                            20,000         24,040
Cox Communications
   7.750%, 11/01/10                                            10,000         12,162
Federated Department Stores
   6.625%, 04/01/11                                            50,000         57,194
Iron Mountain, Callable 01/15/08 @ 103.87
   7.750%, 01/15/15                                            10,000         10,600
Kroger
   6.750%, 04/15/12                                            20,000         22,659
Lenfest Communications
   8.375%, 11/01/05                                            50,000         56,388
Liberty Media
   5.700%, 05/15/13                                            15,000         15,501
McKesson
   7.750%, 02/01/12                                            25,000         30,370
Starwood Hotels & Resorts Worldwide
   7.375%, 05/01/07                                            25,000         26,375
Tenet Healthcare
   6.375%, 12/01/11                                            15,000         14,175
Viacom
   6.625%, 05/15/11                                            15,000         17,712
Wal-Mart Stores
   6.875%, 08/10/09                                            50,000         59,936
Wyeth
   5.250%, 03/15/13                                            30,000         31,725
                                                                        ------------
                                                                             499,989
                                                                        ------------
TRANSPORTATION - 1.3%
Burlington Northern Santa Fe
   7.950%, 08/15/30                                      $     15,000   $     19,590
Continental Airlines, Series 2001-1, Class B
   7.033%, 06/15/11                                            23,193         17,627
Norfolk Southern
   7.800%, 05/15/27                                            10,000         12,542
Union Pacific
   3.625%, 06/01/10                                            15,000         14,696
                                                                        ------------
                                                                              64,455
                                                                        ------------
UTILITIES - 17.6%
Alliant Energy Resources
   9.750%, 01/15/13                                            15,000         19,772
American Electric Power
   5.250%, 06/01/15                                            15,000         15,051
AT&T
   7.800%, 11/15/11                                            30,000         34,401
   8.500%, 11/15/31                                            15,000         17,110
AT&T Wireless Services
   7.500%, 05/01/07                                            25,000         28,671
   7.875%, 03/01/11                                            15,000         17,736
British Telecom
   8.375%, 12/15/10                                            25,000         31,782
CenterPoint Energy Houston Electric
   5.700%, 03/15/13 (A)                                        15,000         16,254
Centerpoint Energy Resources
   7.875%, 04/01/13 (A)                                        30,000         34,507
Cincinnati Gas & Electric
   5.700%, 09/15/12                                            20,000         21,948
Citizens Communications
   7.625%, 08/15/08                                            30,000         35,401
Constellation Energy Group
   6.125%, 09/01/09                                            15,000         16,998
Deutsche Telecom
   8.000%, 06/15/10                                            35,000         43,086
   8.250%, 06/15/30                                            15,000         19,229
Dominion Resources, Series A
   8.125%, 06/15/10                                            25,000         30,844
FirstEnergy, Series B
   6.450%, 11/15/11                                            25,000         27,398
FPL Group Capital
   7.625%, 09/15/06                                            25,000         28,699
France Telecom
   9.250%, 03/01/11                                            25,000         31,434
   8.500%, 03/01/31                                            30,000         41,380
MidAmerican Energy Holdings
   5.875%, 10/01/12                                            10,000         10,888
Monongahela Power
   5.000%, 10/01/06                                            20,000         19,750
Nevada Power, Series E,
 Callable 10/15/06 @ 105.44
   10.875%, 10/15/09                                           20,000         22,600
Northern State Power - Minnesota, Series B
   8.000%, 08/28/12                                            10,000         12,623
Oncor Electric Delivery
   6.375%, 01/15/15 (A)                                        25,000         28,266
PSEG Energy Holdings
   7.750%, 04/16/07 (A)                                        10,000         10,750
Qwest Capital Funding
   7.750%, 08/15/06                                            25,000         23,125
Southern Capital Funding, Series A
   5.300%, 02/01/07                                            10,000         10,762

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                PAR/SHARES          VALUE
------------------------------------------------------------------------------------
Sprint Capital
   6.000%, 01/15/07                                      $     25,000   $     26,944
   6.125%, 11/15/08                                            25,000         27,194
   8.375%, 03/15/12                                            15,000         17,971
Telus
   8.000%, 06/01/11                                            30,000         35,100
TGT Pipeline
   5.200%, 06/01/18 (A)                                        15,000         14,679
TXU Energy
   7.000%, 03/15/13 (A)                                        25,000         27,688
Verizon Global Funding
   7.250%, 12/01/10                                            15,000         17,855
   7.750%, 12/01/30                                            20,000         25,106
Verizon Wireless
   5.375%, 12/15/06                                            20,000         21,973
                                                                        ------------
                                                                             864,975
                                                                        ------------
YANKEE - 1.1%
Pemex Project
   9.125%, 10/13/10                                            45,000         54,450
                                                                        ------------
TOTAL CORPORATE BONDS
   (Cost $4,097,834)                                                       4,375,740
                                                                        ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 8.7%
U.S. AGENCY DEBENTURES - 3.5%
FNMA
   4.250%, 07/15/07                                           100,000        107,410
   5.250%, 08/01/12                                            60,000         64,994
                                                                        ------------
                                                                             172,404
                                                                        ------------
U.S. TREASURIES - 5.2%
U.S. Treasury Bond
   5.375%, 02/15/31                                           125,000        140,781
U.S. Treasury Notes
   2.000%, 05/15/06                                            45,000         45,478
   3.000%, 02/15/08                                            60,000         61,763
   3.625%, 05/15/13                                            10,000         10,078
                                                                        ------------
                                                                             258,100
                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $420,928)                                                           430,504
                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 1.2%
First American Prime Obligations Fund, Cl Y (C)                60,230         60,230
                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $60,230)                                                             60,230
                                                                        ------------
TOTAL INVESTMENTS - 98.8%
   (Cost $4,578,992)                                                       4,866,474
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                      56,982
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  4,923,456
                                                                        ------------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Portfolios' board of directors. As of June 30, 2003, the value of these investments was $413,513 or 8.4% of total net assets.

(B) Variable Rate Security - The rate shown is the rate in effect as of June 30, 2003.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

Cl - Class

FNMA - Federal National Mortgage Association

REIT - Real Estate Investment Trust

EQUITY INCOME PORTFOLIO

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 8.2%
Gannett                                                         3,670   $    281,893
Home Depot                                                      8,850        293,112
McDonald's                                                     10,400        229,424
Omnicom Group                                                   1,930        138,381
Starwood Hotels & Resorts Worldwide                             9,810        280,468
Target                                                          9,620        364,021
Wal-Mart Stores                                                10,550        566,218
Walt Disney                                                     6,720        132,720
                                                                        ------------
                                                                           2,286,237
                                                                        ------------
CONSUMER STAPLES - 7.7%
Altria Group                                                    7,930        360,339
Anheuser-Busch Companies                                        4,855        247,848
Coca-Cola                                                       8,600        399,126
General Mills                                                   6,280        297,735
Newell Rubbermaid                                               4,160        116,480
PepsiCo                                                         5,785        257,432
Procter & Gamble                                                2,710        241,678
Sara Lee                                                       11,450        215,374
                                                                        ------------
                                                                           2,136,012
                                                                        ------------
ENERGY - 7.0%
Baker Hughes                                                    4,400        147,708
BP, ADR                                                         3,260        136,985
ChevronTexaco                                                   3,850        277,970
ConocoPhillips                                                  2,650        145,220
Exxon Mobil                                                    19,140        687,317
Kerr-McGee                                                      4,450        199,360
Royal Dutch Petroleum, ADR                                      2,950        137,529
Schlumberger                                                    4,640        220,725
                                                                        ------------
                                                                           1,952,814
                                                                        ------------
FINANCIALS - 26.0%
Alliance Capital Management Holding                             8,020        292,730
AMB Property (REIT)                                             5,850        164,794
American Express                                                5,350        223,683
American International Group                                    4,500        248,310
Archstone-Smith Trust (REIT)                                    4,210        101,040
Bank of America                                                 5,660        447,310
Bank One                                                        5,500        204,490
Camden Property Trust (REIT)                                    1,500         52,425
Chubb                                                           4,500        270,000
Citigroup                                                      17,887        765,564
Crescent Real Estate (REIT)                                     2,950         48,999
Duke Realty (REIT)                                              5,660        155,933
Equity Residential Properties Trust (REIT)                      1,160         30,102
Fannie Mae                                                      3,870        260,993
Freddie Mac                                                     4,150        210,695
Goldman Sachs Group                                             1,600        134,000
Hartford Financial Services Group                               5,270        265,397
Healthcare Realty Trust (REIT)                                  2,950         85,992
J.P. Morgan Chase                                              10,020        342,484
Kimco Realty (REIT)                                               970         36,763
Legg Mason                                                      2,130        138,344
Manufactured Home Communities (REIT)                            2,420         84,966
Marsh & McLennan                                                5,320        271,692
Mellon Financial                                                8,940        248,085
Merrill Lynch & Company                                         6,380        297,818
Morgan Stanley                                                  4,300        183,825

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
Northern Trust                                                  3,580   $    149,608
Simon Property Group (REIT)                                     3,820        149,095
SouthTrust                                                      9,180        249,696
St. Paul Companies                                              7,110        259,586
Wachovia                                                        7,150        285,714
Wells Fargo                                                     5,460        275,184
Zions Bancorporation                                            5,750        291,008
                                                                        ------------
                                                                           7,226,325
                                                                        ------------
HEALTH CARE - 10.6%
Abbott Laboratories                                             6,140        268,686
Baxter International                                           11,385        296,010
Bristol-Myers Squibb                                            8,050        218,558
CIGNA                                                           3,670        172,270
HCA                                                             4,550        145,782
Johnson & Johnson                                               3,920        202,664
McKesson HBOC                                                   7,780        278,057
Pfizer                                                         24,813        847,364
Schering-Plough                                                13,680        254,448
Wyeth                                                           5,925        269,884
                                                                        ------------
                                                                           2,953,723
                                                                        ------------
INDUSTRIALS - 10.7%
3M                                                              1,890        243,772
Automatic Data Processing                                       5,700        193,002
Avery Dennison                                                  3,240        162,648
Caterpillar                                                     7,060        392,960
Emerson Electric                                                3,050        155,855
General Dynamics                                                3,530        255,925
General Electric                                               18,825        539,901
Honeywell International                                        12,772        342,928
Ingersoll-Rand, CI A                                            4,540        214,833
Knightsbridge Tanker                                            1,690         15,989
United Parcel Service, Cl B                                     4,085        260,215
W.W. Grainger                                                   4,400        205,744
                                                                        ------------
                                                                           2,983,772
                                                                        ------------
INFORMATION TECHNOLOGY - 10.3%
Hewlett-Packard                                                16,580        353,154
Intel                                                          19,190        398,845
International Business Machines                                 7,025        579,563
Microsoft                                                      39,090      1,001,095
QUALCOMM                                                        6,090        217,718
SAP, ADR                                                        6,570        191,975
Texas Instruments                                               7,010        123,376
                                                                        ------------
                                                                           2,865,726
                                                                        ------------
MATERIALS - 4.7%
Alcoa                                                           4,450        113,475
Dow Chemical                                                    4,400        136,224
Du Pont                                                         6,380        265,663
Ecolab                                                          4,640        118,784
Praxair                                                         5,410        325,141
Temple-Inland                                                   3,050        130,876
Weyerhaeuser                                                    3,697        199,638
                                                                        ------------
                                                                           1,289,801
                                                                        ------------
TELECOMMUNICATION SERVICES - 4.5%
ALLTEL                                                          2,850        137,427
BellSouth                                                      10,680        284,408
SBC Communications                                             14,940        381,717
Verizon Communications                                         11,571        456,476
                                                                        ------------
                                                                           1,260,028
                                                                        ------------

DESCRIPTION                                                SHARES/PAR          VALUE
------------------------------------------------------------------------------------
UTILITIES - 3.9%
Cinergy                                                         8,800   $    323,752
Cleco                                                          13,100        226,892
Duke Energy                                                    10,250        204,488
Pinnacle West Capital                                           8,360        313,082
                                                                        ------------
                                                                           1,068,214
                                                                        ------------
TOTAL COMMON STOCKS
   (Cost $25,473,201)                                                     26,022,652
                                                                        ------------
CONVERTIBLE CORPORATE BONDS - 3.2%
Adelphia Communications
   6.000%, 02/15/06 (A)                                  $    130,000         19,573
Charter Communications
   5.750%, 10/15/05                                           210,000        143,905
Corning
   0.000%, 11/08/15 (B)                                        56,000         41,347
Interpublic Group
   1.800%, 09/16/04                                            90,000         85,865
Nextel Communications
   6.000%, 06/01/11 (C)                                        49,000         51,266
Protein Design Labs
   5.500%, 02/15/07                                            40,000         39,584
Tower Automotive
   5.000%, 08/01/04                                            80,000         77,203
Tribune
   2.000%, 05/15/29                                             5,200        436,540
                                                                        ------------
TOTAL CONVERTIBLE CORPORATE BONDS
   (Cost $1,008,884)                                                         895,283
                                                                        ------------
CORPORATE BOND - 0.8%
Nortel Networks                                               237,000        229,890
                                                                        ------------
   6.125%, 02/15/06
TOTAL CORPORATE BOND
   (Cost $193,290)                                                           229,890
                                                                        ------------
CONVERTIBLE PREFERRED STOCK - 0.7%
Lucent Technologies                                               195        194,574
                                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCK
   (Cost $184,178)                                                           194,574
                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 1.5%
First American Prime Obligations Fund, Cl Y (D)               411,819        411,819
                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $411,819)                                                           411,819
                                                                        ------------
TOTAL INVESTMENTS - 99.8%
   (Cost $27,271,372)                                                     27,754,218
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                      48,003
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $ 27,802,221
                                                                        ------------

(A)  Security currently in default.

(B)  Principal only.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Portfolios' board of directors. As of June 30, 2003, the value of these investments was $51,266 or 0.2% of total net assets.

(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

INTERNATIONAL PORTFOLIO

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 98.0%
AUSTRALIA - 4.7%
Macquarie Bank                                                  1,045   $     20,185
Patrick Corporation                                             2,000         16,834
QBE Insurance Group                                             4,000         25,003
Transurban Group                                                6,000         19,195
Wesfarmers                                                        800         13,575
Westfield Holdings                                              2,000         19,584
                                                                        ------------
                                                                             114,376
                                                                        ------------
CHINA - 1.2%
China Telecom                                                  40,000          9,182
CNOOC                                                           7,500         10,964
Huaneng Power International                                     8,000          9,130
                                                                        ------------
                                                                              29,276
                                                                        ------------
FINLAND - 2.8%
Nokia Oyj                                                       3,000         49,403
UPM-Kymmene Oyj                                                 1,200         17,515
                                                                        ------------
                                                                              66,918
                                                                        ------------
FRANCE - 16.0%
Aventis                                                           150          8,253
BNP Paribas                                                     1,100         55,897
Carrefour                                                       1,100         53,914
France Telecom*                                                 1,500         36,794
Groupe Danone                                                     220         30,443
Orange*                                                         5,000         44,384
Sanofi-Synthelabo                                                 660         38,654
Schneider Electric                                                660         31,029
Societe Generale                                                  280         17,749
Total Fina Elf                                                    380         57,428
Vinci                                                             180         12,144
                                                                        ------------
                                                                             386,689
                                                                        ------------
GERMANY - 6.6%
Bayerische Motoren Werke (BMW)                                  1,000         38,413
Deutsche Bank                                                     500         32,298
Deutsche Boerse                                                   800         42,168
SAP                                                               200         23,427
Siemens                                                           500         24,489
                                                                        ------------
                                                                             160,795
                                                                        ------------
GREAT BRITAIN - 19.5%
Amvescap                                                        3,800         26,211
AstraZeneca                                                     1,000         40,099
Aviva                                                           4,900         34,021
BP                                                              1,400          9,709
GlaxoSmithKline                                                 1,600         32,290
HBOS                                                            3,000         38,837
National Grid Transco                                           4,700         31,876
Next                                                            1,300         22,021
Pearson                                                         3,900         36,426
Reckitt Benckiser                                                 900         16,515
Royal Bank of Scotland                                          2,160         60,594
Standard Chartered                                              3,600         43,723
Vodafone Group                                                 41,000         80,173
                                                                        ------------
                                                                             472,495
                                                                        ------------
HONG KONG - 2.2%
Hang Seng Bank                                                  2,400         25,313
Hutchison Whampoa                                               3,000         18,273
Swire Pacific                                                   2,000          8,720
                                                                        ------------
                                                                              52,306
                                                                        ------------
INDIA - 0.4%
Infosys Technologies, ADR                                         200   $     10,730
                                                                        ------------
IRELAND - 1.9%
Irish Life & Permanent                                          1,800         19,430
Ryanair Holdings, ADR*                                            600         26,940
                                                                        ------------
                                                                              46,370
                                                                        ------------
ITALY - 7.3%
Assicurazioni Generali                                            500         11,587
Autogrill*                                                      1,600         17,455
Banco Popolare di Verona e Novara                               3,400         46,463
ENI                                                             3,500         52,934
UniCredito Italiano                                            10,000         47,657
                                                                        ------------
                                                                             176,096
                                                                        ------------
JAPAN - 21.6%
Bank of Yokohama                                                2,000          6,529
Canon, ADR                                                        400         18,260
Eisai                                                           1,000         20,570
Fanuc                                                             600         29,731
Fast Retailing                                                    300          9,269
Fuji Photo Film                                                 1,000         28,899
Fuji Television Network                                             5         17,656
Fujitsu                                                         4,000         16,390
Honda Motor                                                       400         15,157
KDDI                                                                2          7,745
Keyence                                                           220         40,308
Konica                                                          3,000         34,154
Matsushita Electric Industrial                                  1,000          9,902
Mitsubishi                                                      5,000         34,687
Mitsubishi Tokyo Financial Group                                    4         18,089
Nippon Telegraph & Telephone                                        3         11,768
Nissan Motor                                                    3,700         35,375
Nitto Denko                                                       500         16,365
Nomura Holdings                                                 1,000         12,692
NTT DoCoMo                                                          9         19,488
Oji Paper                                                       3,000         13,117
Rohm                                                              200         21,803
Seven-Eleven Japan                                              1,000         24,901
Sumitomo Metal Mining                                           4,000         15,324
Sumitomo Trust and Banking                                      3,000         10,369
Takeda Chemical Industries                                        300         11,068
USHIO                                                           1,000         11,576
Yamada Denki                                                      600         13,242
                                                                        ------------
                                                                             524,434
                                                                        ------------
MEXICO - 0.7%
America Movil, Series L, ADR                                      900         16,875
                                                                        ------------
NETHERLANDS - 3.5%
ING Groep                                                       1,800         31,275
Royal Dutch Petroleum                                             750         34,813
TPG                                                             1,100         19,100
                                                                        ------------
                                                                              85,188
                                                                        ------------
NEW ZEALAND - 0.6%
Auckland International Airport                                  3,800         13,638
                                                                        ------------
SINGAPORE - 1.5%
Singapore Telecommunications                                   11,000          9,432
Venture Corporation                                             3,000         27,428
                                                                        ------------
                                                                              36,860
                                                                        ------------

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
SOUTH KOREA - 1.6%
POSCO, ADR                                                        600   $     15,714
Samsung Electronics, GDR                                          150         22,290
                                                                        ------------
                                                                              38,004
                                                                        ------------
SPAIN - 1.0%
Industria de Diseno Textil                                      1,000         25,149
                                                                        ------------
SWEDEN - 3.1%
Atlas Copco, Cl A                                               2,000         50,593
Skandinaviska Enskilda Banken                                   2,300         23,417
                                                                        ------------
                                                                              74,010
                                                                        ------------
SWITZERLAND - 1.6%
Adecco                                                            380         15,654
Roche Holding                                                     300         23,533
                                                                        ------------
                                                                              39,187
                                                                        ------------
THAILAND - 0.2%
Shin Corporation Public Company                                13,000          5,875
                                                                        ------------
TOTAL FOREIGN COMMON STOCKS
   (Cost $2,223,678)                                                       2,375,271
                                                                        ------------
SHORT-TERM INVESTMENTS - 4.3%
State Street Navigator Securities Lending
 Prime Portfolio (A)                                          104,265        104,265
                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $104,265)                                                           104,265
                                                                        ------------
TOTAL INVESTMENTS - 102.3%
   (Cost $2,327,943)                                                       2,479,536
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (2.3)%                                   (56,996)
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  2,422,540
                                                                        ------------

* Non-income producing security

(A) Investments purchased with cash proceeds from securities lending.

ADR - American Depositary Receipt

Cl - Class

GDR - Global Depositary Receipt

At June 30, 2003, sector diversification of the Portfolio was as follows:

                                                             % OF
                                                          NET ASSETS       VALUE
                                                         ------------   ------------
FOREIGN COMMON STOCKS
Automobiles & Components                                          3.7%  $     88,945
Banking                                                          16.3        394,500
Capital Goods                                                     9.3        226,098
Commercial Services & Supplies                                    0.6         15,654
Consumer Durables & Apparel                                       3.0         72,955
Diversified Financials                                            7.2        173,573
Energy                                                            6.9        165,941
Food & Staples - Retailing                                        3.2         78,814
Food, Beverage & Tobacco                                          1.3         30,443
Hotels, Restaurants & Leisure                                     0.7         17,455
Household & Personal Products                                     0.7         16,515
Insurance                                                         3.7         90,039
Materials                                                         3.2         78,035
Media                                                             2.2         54,081
Pharmaceuticals & Biotechnology                                   7.2        174,465
Real Estate                                                       0.8         19,583
Retailing                                                         2.9         69,680
Semiconductors & Equipment                                        0.9         21,803
Software & Services                                               1.4         34,156
Technology Hardware & Equipment                                   7.2        174,101
Telecommunication Services                                       10.0        241,714
Transportation                                                    3.9         95,715
Utilities                                                         1.7         41,006
                                                         ------------   ------------
TOTAL FOREIGN COMMON STOCKS                                      98.0%  $  2,375,271
                                                         ------------   ------------

The accompanying notes are an integral part of the financial statements.

LARGE CAP GROWTH PORTFOLIO

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 15.3%
AOL Time Warner*                                                1,620   $     26,066
Best Buy*                                                         210          9,223
Clear Channel Communications*                                   1,160         49,173
Dollar General                                                  1,330         24,286
Dollar Tree Stores*                                               700         22,211
eBay*                                                             250         26,045
Gannett                                                           140         10,753
Harley-Davidson                                                   590         23,518
Home Depot                                                      1,920         63,590
International Game Technology*                                    100         10,233
Jones Apparel Group*                                              530         15,508
Kohl's*                                                           260         13,359
Lowe's                                                            730         31,354
MGM MIRAGE*                                                       330         11,279
Omnicom Group                                                     150         10,755
Target                                                          1,120         42,381
Viacom, Cl A*                                                     330         14,421
Viacom, Cl B*                                                     500         21,830
Wal-Mart Stores                                                 2,300        123,441
Walt Disney                                                       860         16,985
                                                                        ------------
                                                                             566,411
                                                                        ------------
CONSUMER STAPLES - 9.9%
Altria Group                                                    1,030         46,803
Anheuser-Busch Companies                                          740         37,777
Clorox                                                            460         19,619
Coca-Cola                                                       1,140         52,907
Colgate-Palmolive                                                 130          7,534
General Mills                                                     190          9,008
Hershey Foods                                                     270         18,808
Kraft Foods                                                       440         14,322
Kroger*                                                           720         12,010
Pepsi Bottling Group                                              600         12,012
PepsiCo                                                         1,180         52,510
Procter & Gamble                                                  560         49,941
Safeway*                                                          440          9,002
Walgreen                                                          800         24,080
                                                                        ------------
                                                                             366,333
                                                                        ------------
ENERGY - 2.6%
Apache                                                            322         20,949
Baker Hughes                                                      280          9,400
BJ Services*                                                      490         18,306
Murphy Oil                                                        340         17,884
Schlumberger                                                      210          9,990
Smith International*                                              480         17,635
                                                                        ------------
                                                                              94,164
                                                                        ------------
FINANCIALS - 8.9%
ACE                                                               380         13,030
American International Group                                      815         44,972
Capital One Financial                                             380         18,688
Charles Schwab                                                    700          7,063
Citigroup                                                       1,136         48,621
Fannie Mae                                                        980         66,091
Fifth Third Bancorp                                               300         17,202
Freddie Mac                                                       490         24,877
Goldman Sachs Group                                               350         29,313
MBNA                                                            1,790         37,304
Wells Fargo                                                       430         21,672
                                                                        ------------
                                                                             328,833
                                                                        ------------
HEALTH CARE - 26.5%
Abbott Laboratories                                             1,210   $     52,950
Amgen*                                                          1,130         75,077
Baxter International                                            1,280         33,280
Biomet                                                            290          8,311
Boston Scientific*                                                240         14,664
Cardinal Health                                                   520         33,436
Eli Lilly                                                         290         20,001
Express Scripts*                                                  340         23,229
Forest Laboratories, Cl A*                                        310         16,973
Gilead Sciences*                                                  500         27,790
HCA                                                               830         26,593
IDEC Pharmaceuticals*                                             310         10,540
Johnson & Johnson                                               2,440        126,148
Medtronic                                                       1,460         70,036
Merck & Co.                                                       610         36,936
Pfizer                                                          7,396        252,573
Schering-Plough                                                   990         18,414
UnitedHealth Group                                                460         23,115
WellPoint Health Networks*                                        370         31,191
Wyeth                                                           1,500         68,325
Zimmer Holdings*                                                  261         11,758
                                                                        ------------
                                                                             981,340
                                                                        ------------
INDUSTRIALS - 7.8%
3M                                                                300         38,694
Automatic Data Processing                                         260          8,804
Concord EFS*                                                      220          3,238
Danaher                                                           120          8,166
General Electric                                                7,010        201,047
Southwest Airlines                                                600         10,320
United Technologies                                               280         19,832
                                                                        ------------
                                                                             290,101
                                                                        ------------
INFORMATION TECHNOLOGY - 24.7%
Accenture, Cl A*                                                1,310         23,698
Affiliated Computer Services, Cl A*                               600         27,438
Applied Materials*                                              2,400         38,064
BMC Software*                                                     610          9,961
Broadcom, Cl A*                                                   530         13,202
Cisco Systems*                                                  4,410         73,603
Corning*                                                        1,930         14,263
Dell Computer*                                                  2,190         69,992
EMC*                                                            2,680         28,060
First Data                                                        610         25,278
Flextronics International*                                      1,870         19,429
Intel                                                           6,370        132,394
International Business Machines                                   610         50,325
Linear Technology                                                 260          8,375
Micron Technology*                                                740          8,606
Microsoft                                                       6,300        161,343
National Semiconductor*                                           420          8,282
Nokia, ADR, Cl A                                                1,640         26,945
Novellus Systems*                                                 960         35,156
Oracle*                                                         3,310         39,786
PeopleSoft*                                                       800         14,072
QUALCOMM                                                          610         21,808
Texas Instruments                                               2,720         47,872
Xilinx*                                                           590         14,933
                                                                        ------------
                                                                             912,885
                                                                        ------------

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
MATERIALS - 0.5%
Du Pont                                                           440   $     18,321
                                                                        ------------
TELECOMMUNICATION SERVICES - 0.3%
Nextel Communications, Cl A*                                      590         10,667
                                                                        ------------
TOTAL COMMON STOCKS
   (Cost $3,546,290)                                                       3,569,055
                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 3.4%
First American Prime Obligations Fund, Cl Y (A)               126,190        126,190
                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $126,190)                                                           126,190
                                                                        ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $3,672,480)                                                       3,695,245
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                       3,953
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  3,699,198
                                                                        ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

MID CAP GROWTH PORTFOLIO

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
COMMON STOCKS - 83.7%
CONSUMER DISCRETIONARY - 16.5%
Abercrombie & Fitch*                                              700   $     19,887
Advanced Auto Parts*                                              200         12,180
ARAMARK, Cl B*                                                  1,250         28,025
Autozone*                                                         180         13,675
Belo, Cl A                                                        250          5,590
Best Buy*                                                         650         28,548
Brinker International*                                            400         14,408
Chico's FAS*                                                      630         13,261
Claire's Stores                                                   550         13,948
Darden Restaurants                                                260          4,935
Dollar Tree Stores*                                             1,050         33,316
Entercom Communications*                                          210         10,292
Fairmont Hotels & Resorts                                         510         11,934
Knight-Ridder                                                     300         20,679
Lin TV, Cl A*                                                     420          9,891
Marvel Enterprises*                                               260          4,966
Mohawk Industries*                                                 50          2,776
Radio One, Cl D*                                                  230          4,087
Ross Stores                                                       280         11,967
Sonic*                                                            300          7,629
Station Casinos*                                                  270          6,817
Univision Communications, Cl A*                                   280          8,512
Washington Post, Cl B                                              17         12,459
Westwood One*                                                     800         27,144
Yum! Brands*                                                      230          6,799
                                                                        ------------
                                                                             333,725
                                                                        ------------
CONSUMER STAPLES - 1.9%
Bunge Limited                                                     550         15,730
Clorox                                                            240         10,236
Dial                                                              250          4,862
Pepsi Bottling Group                                              350          7,007
                                                                        ------------
                                                                              37,835
                                                                        ------------
ENERGY - 7.7%
Apache                                                            207         13,467
Arch Coal                                                         935         21,486
Cal Dive International*                                           430          9,374
Equitable Resources                                               400         16,296
FMC Technologies*                                                 630         13,261
Grant Prideco*                                                  1,384         16,262
Nabors Industries*                                                230          9,096
Patterson-UTI Energy*                                             200          6,480
Pioneer Natural Resources*                                        250          6,525
Weatherford International*                                        350         14,665
Western Gas Resources                                             690         27,324
                                                                        ------------
                                                                             154,236
                                                                        ------------
FINANCIALS - 10.8%
A. G. Edwards                                                     150          5,130
Banknorth Group                                                   390          9,953
BISYS Group*                                                      770         14,145
Charter One Financial                                             850         26,503
Compass Bancshares                                                245          8,558
Everest Re Group                                                  310         23,715
Investors Financial Services                                    2,100         60,921
iStar Financial (REIT)                                             50          1,825
LaBranche & Company                                               510         10,552
Legg Mason                                                        150          9,742

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
MGIC Investment                                                   200   $      9,328
Neuberger Berman                                                  250          9,977
Radian Group                                                      250          9,162
TCF Financial                                                     300         11,952
W. R. Berkley                                                     100          5,270
                                                                        ------------
                                                                             216,733
                                                                        ------------
HEALTH CARE - 13.2%
Apogent Technologies*                                             750         15,000
Barr Laboratories*                                                225         14,737
Biovail*                                                          200          9,412
Caremark Rx*                                                      200          5,136
Celgene*                                                          250          7,600
Covance*                                                          830         15,023
Coventry Health Care*                                             500         23,080
Cytyc*                                                            350          3,682
Express Scripts*                                                  300         20,496
Gilead Sciences*                                                  480         26,678
Henry Schein*                                                     190          9,945
IDEC Pharmaceuticals*                                             250          8,500
MedImmune*                                                        360         13,093
Mylan Laboratories                                                350         12,170
Omnicare                                                          630         21,288
Teva Pharmaceutical Industries, ADR                               200         11,386
Triad Hospitals*                                                  840         20,849
Universal Health Services*                                        490         19,414
Varian Medical Systems*                                           150          8,636
                                                                        ------------
                                                                             266,125
                                                                        ------------
INDUSTRIALS - 6.5%
AGCO*                                                             400          6,832
Career Education*                                                 200         13,684
ChoicePoint*                                                      330         11,392
Fastenal                                                          550         18,667
L-3 Communications Holdings*                                      250         10,873
Republic Services*                                              2,550         57,809
Ryanair Holdings, ADR*                                             70          3,143
Werner Enterprises                                                450          9,540
                                                                        ------------
                                                                             131,940
                                                                        ------------
INFORMATION TECHNOLOGY - 23.2%
Accenture, Cl A*                                                1,600         28,944
Affiliated Computer Services, Cl A*                               720         32,926
Altera*                                                           750         12,300
Analog Devices*                                                   350         12,187
ASML Holding*                                                     750          7,170
BMC Software*                                                   1,500         24,495
Business Objects, ADR*                                            340          7,463
Cabot Microelectronics*                                           200         10,094
CDW*                                                            1,250         57,250
Cognos*                                                           370          9,990
D&B*                                                              740         30,414
Diebold                                                           100          4,325
Fair Isaac                                                        190          9,776
Fiserv*                                                         1,425         50,744
Integrated Device Technology*                                   1,070         11,824
Intersil, Cl A*                                                   500         13,305
Lexmark International*                                            130          9,200
Maxim Integrated Products                                         400         13,676
Micron Technology*                                                380          4,419
National Semiconductor*                                           900         17,748
Novellus Systems*                                                 310   $     11,353
PeopleSoft*                                                       890         15,655
QLogic*                                                           210         10,149
Research In Motion*                                               450          9,725
SunGard Data Systems*                                             190          4,923
Synopsys*                                                         200         12,370
Take-Two Interactive Software*                                    350          9,919
Vishay Intertechnology*                                         1,840         24,288
                                                                        ------------
                                                                             466,632
                                                                        ------------
MATERIALS - 0.7%
Pactiv*                                                           760         14,980
                                                                        ------------
TELECOMMUNICATION SERVICES - 0.6%
CenturyTel                                                        350         12,198
                                                                        ------------
UTILITIES - 2.6%
Energy East                                                       350          7,266
Kinder Morgan                                                     100          5,465
Kinder Morgan Fractional Shares* (A)                           98,483             --
Kinder Morgan Management*                                         465         17,419
Puget Energy                                                      250          5,968
Questar                                                           500         16,735
                                                                        ------------
                                                                              52,853
                                                                        ------------
TOTAL COMMON STOCKS
   (Cost $1,521,638)                                                       1,687,257
                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 18.7%
First American Prime Obligations Fund, Cl Y (B)               378,038        378,038
                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $378,038)                                                           378,038
                                                                        ------------
TOTAL INVESTMENTS - 102.4%
   (Cost $1,899,676)                                                       2,065,295
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (2.4)%                                   (49,326)
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  2,015,969
                                                                        ------------

* Non-income producing security

(A) Security valued at fair value under guidelines established and approved by the Portfolios' board of directors. Total fair valued securities had a value of $0, which represents 0.0% of total net assets at June 30, 2003. See note 2 in Notes to Financial Statements.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust

SMALL CAP GROWTH PORTFOLIO

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 16.9%
4Kids Entertainment                                             2,270   $     42,222
Alliance Atlantis Communications, Cl B*                         2,220         32,257
Alliance Gaming*                                                  810         15,317
AnnTaylor Stores*                                                 410         11,869
Argosy Gaming*                                                    210          4,391
BJ's Wholesale Club*                                              970         14,608
Cache*                                                             40            616
Casual Male Retail Group*                                       3,030         15,726
CBRL Group                                                        420         16,321
Kirkland's*                                                     1,330         21,479
Landry's Restaurants                                              890         21,004
Men's Wearhouse*                                                1,130         24,690
Midway Games*                                                   4,670         16,952
Mothers Work*                                                     670         17,936
Penn National Gaming*                                             410          8,425
RARE Hospitality International*                                   600         19,608
Regent Communications*                                          2,640         15,576
Ruby Tuesday                                                      460         11,376
Saga Communications*                                              690         13,420
Spanish Broadcasting System*                                    5,710         46,536
Tommy Hilfiger*                                                 1,270         11,735
Triarc*                                                           350         10,496
Wet Seal, Cl A*                                                 1,630         17,408
                                                                        ------------
                                                                             409,968
                                                                        ------------
CONSUMER STAPLES - 0.6%
Adolph Coors, Cl B                                                280         13,714
                                                                        ------------
ENERGY - 7.2%
Cal Dive International*                                           410          8,938
Comstock Resources*                                             1,260         17,237
Grey Wolf*                                                      3,390         13,696
Harvest Natural Resources*                                      1,260          8,026
Horizon Offshore*                                               3,430         17,081
Lone Star Technologies*                                           270          5,719
Maverick Tube*                                                    750         14,362
Quicksilver Resources*                                            900         21,555
Remington Oil & Gas*                                              620         11,396
Rowan*                                                            200          4,480
TETRA Technologies*                                               700         20,755
Trico Marine Services*                                          2,880         11,290
Unit*                                                             730         15,264
Varco International*                                              250          4,900
                                                                        ------------
                                                                             174,699
                                                                        ------------
FINANCIALS - 3.8%
American Financial Realty Trust (REIT)                            340          5,069
Boston Private Financial Holdings                                 450          9,486
Friedman, Billings, Ramsey Group*                               1,740         23,316
LaBranche & Company                                               950         19,655
Local Financial*                                                1,140         16,462
Scottish Annuity & Life Holdings                                  560         11,318
Wintrust Financial                                                250          7,400
                                                                        ------------
                                                                              92,706
                                                                        ------------
HEALTH CARE - 13.6%
Angiotech Pharmaceuticals*                                        220          8,963
Bio-Rad Laboratories, Cl A*                                       250         13,837
Charles River Labaratories International*                         360         11,585
CIMA Labs*                                                      1,540         41,411
Computer Programs & Systems*                                      450   $      9,004
First Horizon Pharmaceutical*                                   4,580         18,091
HealthExtras*                                                     350          2,737
ICON*                                                              80          2,546
Immucor*                                                          350          7,626
Inspire Pharmaceuticals*                                          620          6,696
Interpore International*                                        1,630         20,750
Martek Biosciences*                                               570         24,476
Noven Pharmaceuticals*                                            990         10,138
NPS Pharmaceuticals*                                              390          9,493
Option Care*                                                       30            346
Pharmaceutical Product Development*                               350         10,055
POZEN*                                                          2,540         27,889
Select Medical*                                                 1,370         34,017
Telik*                                                            500          8,035
Therasense*                                                     1,280         12,800
United Surgical Partners International*                         1,700         38,403
Viasys Healthcare*                                                500         10,350
                                                                        ------------
                                                                             329,248
                                                                        ------------
INDUSTRIALS - 20.8%
Aeroflex*                                                       3,670         28,406
AGCO*                                                             670         11,444
Allied Waste Industries*                                        1,630         16,381
Applied Films*                                                  4,380        113,354
Arbitron*                                                         280          9,996
Atlantic Coast Airlines Holdings*                               1,390         18,751
Career Education*                                                 150         10,263
Casella Waste Systems*                                          1,260         11,378
CIRCOR International                                              690         12,303
Corinthian Colleges*                                              250         12,142
Covenant Transport, Cl A*                                         490          8,330
Delta Air Lines                                                   810         11,891
Exult*                                                          3,080         26,396
Genesee & Wyoming, Cl A*                                          610         12,548
Headwaters*                                                       840         12,340
Heartland Express*                                                220          4,895
J.B. Hunt Transport Services*                                     230          8,682
Kforce*                                                         1,640          7,921
Mesa Air Group*                                                 3,370         26,960
Navigant Consulting*                                              320          3,792
Northwest Airlines*                                               930         10,500
Pacer International*                                              380          7,167
Terex*                                                            760         14,835
Triumph Group*                                                    420         11,831
ValueClick*                                                     2,610         15,738
Wabash National*                                                3,890         54,577
Werner Enterprises                                                290          6,148
Yellow*                                                           730         16,899
                                                                        ------------
                                                                             505,868
                                                                        ------------
INFORMATION TECHNOLOGY - 24.5%
Actel*                                                            770         15,785
Arris Group*                                                    4,080         20,237
Asyst Technologies*                                             1,840         12,310
ATMI*                                                             400          9,988
AudioCodes*                                                     3,470         15,997
BindView Development*                                           3,330          6,727
Catapult Communications*                                          180          1,912
Centillium Communications*                                      1,390         13,775
ChipPAC, Cl A*                                                  3,210         24,621

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
Concur Technologies*                                            1,220   $     12,285
Digital Insight*                                                  700         13,335
Ditech Communications*                                          2,610         12,998
DSP Group*                                                        420          9,043
Genus*                                                          4,900         13,230
Global Imaging Systems*                                           510         11,812
Inforte*                                                          370          2,916
Interland*                                                        330            323
Lawson Software*                                                2,615         20,319
Legato Systems*                                                 1,440         12,082
Lionbridge Technologies*                                        3,180         16,186
Microsemi*                                                        760         12,160
Microtune*                                                      6,510         20,832
Oak Technology*                                                 3,755         23,319
Online Resources* (A)                                             570          2,788
Online Resources*                                                 880          5,606
Open Text*                                                        700         19,775
Overland Storage* (A)                                           1,140         22,416
Overland Storage*                                               1,830         37,222
PEC Solutions*                                                    200          3,220
Photon Dynamics*                                                1,050         29,011
Radware*                                                          760         13,019
Secure Computing*                                               1,910         16,674
SERENA Software*                                                  450          9,396
SkillSoft, ADR*                                                 2,250         11,363
Stellent*                                                       4,160         22,464
Synaptics*                                                        340          4,576
Sypris Solutions                                                2,120         21,900
Take-Two Interactive Software*                                  1,260         35,708
THQ*                                                              560         10,080
Tumbleweed Communications*                                      4,800         12,384
Ultratech*                                                        790         14,607
White Electronic Designs*                                         145          1,536
                                                                        ------------
                                                                             595,937
                                                                        ------------
MATERIALS - 4.1%
Buckeye Technologies*                                             870          5,916
Century Aluminum*                                               1,950         13,709
Constar International*                                          1,110          8,425
Crown Holdings*                                                 5,400         38,556
Jarden*                                                           370         10,238
Massey Energy                                                     560          7,364
Silgan Holdings*                                                  494         15,452
                                                                        ------------
                                                                              99,660
                                                                        ------------
TELECOMMUNICATION SERVICES - 1.9%
General Communication*                                          2,730         23,642
Intrado*                                                        1,380         21,790
                                                                        ------------
                                                                              45,432
                                                                        ------------
TOTAL COMMON STOCKS
   (Cost $1,844,191)                                                       2,267,232
                                                                        ------------
REGISTERED INVESTMENT COMPANIES - 2.1%
iShares Nasdaq Biotechnology Index Fund                           560         37,514
Oil Service HOLDRs Trust                                          240         14,436
                                                                        ------------
TOTAL REGISTERED INVESTMENT COMPANIES
   (Cost $43,687)                                                             51,950
                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 7.4%
First American Prime Obligations Fund, Cl Y (B)               178,390   $    178,390
                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $178,390)                                                           178,390
                                                                        ------------
TOTAL INVESTMENTS - 102.9%
   (Cost $2,066,268)                                                       2,497,572
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (2.9)%                                   (70,055)
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  2,427,517
                                                                        ------------

* Non-income producing security

(A) Private placement security considered an illiquid investment valued at fair value under guidelines established and approved by the Portfolios' board of directors. At June 30, 2003, the fair value of these investments is $25,204 or 1.0% of total net assets. See note 2 in Notes to Financial Statements.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust

TECHNOLOGY PORTFOLIO

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
CAPITAL GOODS - 2.0%
DRS Technologies*                                                 290   $      8,097
L-3 Communications Holdings*                                      210          9,133
Pixelworks*                                                     1,350          8,019
                                                                        ------------
                                                                              25,249
                                                                        ------------
COMMERCIAL SERVICES & SUPPLIES - 5.9%
Borland Software*                                               1,470         14,362
Fiserv*                                                           350         12,463
Kroll*                                                            440         11,906
MKS Instruments*                                                  775         14,004
Packeteer*                                                        720         11,210
SERENA Software*                                                  570         11,902
                                                                        ------------
                                                                              75,847
                                                                        ------------
COMMUNICATIONS EQUIPMENT - 8.2%
Arris Group*                                                    1,910          9,474
Avaya*                                                          1,870         12,080
Computer Network Technology*                                    1,150          9,315
Juniper Networks*                                               1,090         13,483
McDATA, Cl A*                                                     740         10,856
QUALCOMM                                                          300         10,725
Tekelec*                                                        1,530         17,289
UTStarcom*                                                        630         22,409
                                                                        ------------
                                                                             105,631
                                                                        ------------
COMPUTERS & PERIPHERALS - 4.1%
Dell Computer*                                                    390         12,464
EMC*                                                            1,300         13,611
Hewlett-Packard                                                   889         18,936
Synaptics*                                                        520          6,999
                                                                        ------------
                                                                              52,010
                                                                        ------------
CONSUMER DURABLES & APPAREL - 0.3%
Championship Auto Racing Teams*                                 1,420          3,550
                                                                        ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.8%
Aeroflex*                                                       1,980         15,325
Benchmark Electronics*                                            590         18,148
Celestica*                                                        850         13,396
Jabil Circuit*                                                  1,040         22,984
LeCroy*                                                         1,200         11,592
Newport                                                           800         11,840
SONY, ADR                                                         250          7,000
                                                                        ------------
                                                                             100,285
                                                                        ------------
HEALTH CARE EQUIPMENT & SERVICES - 2.8%
Laboratory Corporation of America Holdings*                       340         10,251
STERIS*                                                           500         11,545
United Surgical Partners International*                           600         13,554
                                                                        ------------
                                                                              35,350
                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Beckman Coulter                                                   270         10,973
Given Imaging*                                                  1,730         14,618
                                                                        ------------
                                                                              25,591
                                                                        ------------
INTERNET SOFTWARE & SERVICES - 3.5%
Altiris*                                                          840         16,842
Radware*                                                          900         15,417
VeriSign*                                                         900         12,447
                                                                        ------------
                                                                              44,706
                                                                        ------------
IT CONSULTING & SERVICES - 2.9%
Accenture, Cl A*                                                  680   $     12,301
Affiliated Computer Services, Cl A*                               200          9,146
Infosys Technologies, ADR                                         280         15,022
                                                                        ------------
                                                                              36,469
                                                                        ------------
MEDIA - 3.1%
AOL Time Warner*                                                  470          7,562
Clear Channel Communications*                                     280         11,869
Comcast, Cl A*                                                    350         10,563
Cox Communications, Cl A*                                         300          9,570
                                                                        ------------
                                                                              39,564
                                                                        ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 1.0%
Perrigo                                                           830         12,981
                                                                        ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 17.8%
Amkor Technology*                                               1,490         19,579
Analog Devices*                                                   580         20,196
Applied Materials*                                              1,130         17,922
ASML Holding*                                                   1,000          9,560
ChipPAC, Cl A*                                                  3,430         26,308
Linear Technology                                                 470         15,139
LogicVision*                                                    2,760          8,252
Maxim Integrated Products                                         300         10,257
Micron Technology*                                                750          8,722
Microtune*                                                      2,520          8,064
Monolithic System Technology*                                   1,450         13,137
Novellus Systems*                                                 360         13,184
PDF Solutions*                                                  1,610         18,595
Semtech*                                                          150          2,136
Taiwan Semiconductor Manufacturing, ADR*                        2,254         22,720
United Microelectronics*                                        3,762         14,107
                                                                        ------------
                                                                             227,878
                                                                        ------------
SOFTWARE - 8.8%
Adobe Systems                                                     410         13,149
Ascential Software*                                               782         12,856
Informatica*                                                    1,800         12,438
Lawson Software*                                                2,380         18,493
Moldflow*                                                       1,830         16,397
NetScout Systems*                                               1,570          8,431
ScanSoft*                                                       2,290         12,435
VERITAS Software*                                                 650         18,635
                                                                        ------------
                                                                             112,834
                                                                        ------------
SOFTWARE & SERVICES - 9.0%
Autodesk                                                          910         14,706
Computer Associates International                                 600         13,368
Documentum*                                                       640         12,589
Hyperion Solutions*                                               280          9,453
Intuit*                                                           230         10,242
Mercury Interactive*                                              330         12,741
SAP, ADR                                                          540         15,779
SunGard Data Systems*                                             550         14,251
Symantec*                                                         270         11,842
                                                                        ------------
                                                                             114,971
                                                                        ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 17.8%
Advanced Fibre Communications*                                    600          9,762
Apple Computer*                                                   760         14,531
Applied Films*                                                    510         13,199
Applied Micro Circuits*                                         1,600          9,680

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------------------------
ATI Technologies*                                               1,390   $     14,178
Flextronics International*                                      1,350         14,027
Harris                                                            390         11,720
Intel                                                             720         14,964
Lexmark International, Cl A*                                      230         16,277
Marvell Technology Group*                                         380         13,061
Microchip Technology                                              830         20,443
Overland Storage*                                                 650         13,221
Pinnacle Systems*                                                 750          8,025
Skyworks Solutions*                                             1,650         11,171
Teradyne*                                                         690         11,944
Texas Instruments                                                 592         10,419
Trimble Navigation*                                               360          8,255
Xilinx*                                                           530         13,414
                                                                        ------------
                                                                             228,291
                                                                        ------------
TOTAL COMMON STOCKS
   (Cost $1,130,867)                                                       1,241,207
                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 3.2%
First American Prime Obligations Fund, Cl Y (A)                41,343         41,343
                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $41,343)                                                             41,343
                                                                        ------------
TOTAL INVESTMENTS - 100.2%
   (Cost $1,172,210)                                                       1,282,550
                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                                    (2,591)
                                                                        ------------
TOTAL NET ASSETS - 100.0%                                               $  1,279,959
                                                                        ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

STATEMENTS OF Assets and Liabilities June 30, 2003 (unaudited)

                                                           CORPORATE BOND      EQUITY INCOME      INTERNATIONAL          LARGE CAP
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO   GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                     $     4,866,474    $    27,754,218    $     2,479,536    $     3,695,245
Cash                                                                   --                 --             58,862                 --
Cash denominated in foreign currencies, at value**                     --                 --             10,065                 --
Dividends and interest receivable                                  75,956             54,818              9,248              3,208
Receivable for investment securities sold                              --                 --              3,327             26,619
Capital shares sold                                                    --              8,304              5,617              5,355
Receivable from advisor                                               224              4,493                 --                 94
Foreign withholding tax reclaim receivable                             --                 --                544                 --
Prepaid expenses and other assets                                   4,984             12,954                445              1,488
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    4,947,638         27,834,787          2,567,644          3,732,009
==================================================================================================================================
LIABILITIES:
Bank overdraft                                                      4,550                 --                 --                 --
Capital shares redeemed                                             3,088              7,831              6,126              1,102
Payable for investment securities purchased                        15,433                 --             11,357             29,492
Payable upon return of securities loaned                               --                 --            104,265                 --
Payable for advisory, co-administration, and
 custodian fees                                                        --             22,351             23,266              1,953
Payable for distribution and shareholder servicing fees             1,111              2,384                 90                264
Accrued expenses and other liabilities                                 --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  24,182             32,566            145,104             32,811
==================================================================================================================================
NET ASSETS                                                $     4,923,456    $    27,802,221    $     2,422,540    $     3,699,198
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                         $     5,055,601    $    34,052,124    $     4,475,266    $     5,317,776
Accumulated net investment income (loss)                           96,244            259,135             29,614              2,319
Accumulated net realized loss on investments                     (515,871)        (6,991,884)        (2,233,907)        (1,643,662)
Net unrealized appreciation of investments                        287,482            482,846            151,593             22,765
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency, and
 translation of assets and liabilities denominated
 in foreign currency                                                   --                 --                (26)                --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $     4,923,456    $    27,802,221    $     2,422,540    $     3,699,198
==================================================================================================================================
* Investments in securities, at cost                      $     4,578,992    $    27,271,372    $     2,223,678    $     3,672,480
** Cash denominated in foreign currencies, at cost                     --                 --             10,299                 --
+ Including securities loaned                                          --                 --             98,711                 --
CLASS IA:
Net assets                                                $         1,145    $    16,360,242    $     1,982,435    $     2,397,411
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                            118          1,572,846            376,372            545,347
Net asset value, offering price, and redemption
 price per share                                          $          9.67    $         10.40    $          5.27    $          4.40
CLASS IB:
Net assets                                                $     4,922,311    $    11,441,979    $       440,105    $     1,301,787
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                        509,768          1,101,626             84,189            297,899
Net asset value, offering price, and redemption
 price per share                                          $          9.66    $         10.39    $          5.23    $          4.37
----------------------------------------------------------------------------------------------------------------------------------

                                                           MID CAP GROWTH
                                                                PORTFOLIO
-------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                     $     2,065,295
Cash                                                                   --
Cash denominated in foreign currencies, at value**                     --
Dividends and interest receivable                                     438
Receivable for investment securities sold                          18,373
Capital shares sold                                                 8,077
Receivable from advisor                                               721
Foreign withholding tax reclaim receivable                             --
Prepaid expenses and other assets                                     484
-------------------------------------------------------------------------
TOTAL ASSETS                                                    2,093,388
=========================================================================
LIABILITIES:
Bank overdraft                                                         --
Capital shares redeemed                                               214
Payable for investment securities purchased                        72,594
Payable upon return of securities loaned                               --
Payable for advisory, co-administration, and
 custodian fees                                                     4,505
Payable for distribution and shareholder servicing fees               106
Accrued expenses and other liabilities                                 --
-------------------------------------------------------------------------
TOTAL LIABILITIES                                                  77,419
=========================================================================
NET ASSETS                                                $     2,015,969
=========================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                         $     2,453,413
Accumulated net investment income (loss)                           (2,978)
Accumulated net realized loss on investments                     (600,085)
Net unrealized appreciation of investments                        165,619
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency, and
 translation of assets and liabilities denominated
 in foreign currency                                                   --
-------------------------------------------------------------------------
NET ASSETS                                                $     2,015,969
=========================================================================
* Investments in securities, at cost                      $     1,899,676
** Cash denominated in foreign currencies, at cost                     --
+ Including securities loaned                                          --
CLASS IA:
Net assets                                                $     1,496,077
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                        243,516
Net asset value, offering price, and redemption
 price per share                                          $          6.14
CLASS IB:
Net assets                                                $       519,892
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                         84,865
Net asset value, offering price, and redemption
 price per share                                          $          6.13
-------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                         SMALL CAP GROWTH         TECHNOLOGY
                                                                PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                     $     2,497,572    $     1,282,550
Cash                                                                  170                 --
Cash denominated in foreign currencies, at value**                     --                 --
Dividends and interest receivable                                     813                188
Receivable for investment securities sold                           6,984              3,137
Capital shares sold                                                 7,351              4,982
Receivable from advisor                                               959                 --
Foreign withholding tax reclaim receivable                             --                 --
Prepaid expenses and other assets                                     828                 --
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                    2,514,677          1,290,857
============================================================================================
LIABILITIES:
Bank overdraft                                                         --                 --
Capital shares redeemed                                             9,736              3,315
Payable for investment securities purchased                        72,342              5,034
Payable upon return of securities loaned                               --                 --
Payable for advisory, co-administration, and
 custodian fees                                                     4,914              2,262
Payable for distribution and shareholder servicing fees               168                 35
Accrued expenses and other liabilities                                 --                252
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  87,160             10,898
============================================================================================
NET ASSETS                                                $     2,427,517    $     1,279,959
============================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                         $     2,515,896    $     3,842,896
Accumulated net investment income (loss)                           (7,590)            (4,277)
Accumulated net realized loss on investments                     (512,093)        (2,669,000)
Net unrealized appreciation of investments                        431,304            110,340
Net unrealized depreciation of forward foreign
 currency contracts, foreign currency, and
 translation of assets and liabilities denominated
 in foreign currency                                                   --                 --
--------------------------------------------------------------------------------------------
NET ASSETS                                                $     2,427,517    $     1,279,959
============================================================================================
* Investments in securities, at cost                      $     2,066,268    $     1,172,210
** Cash denominated in foreign currencies, at cost                     --                 --
+ Including securities loaned                                          --                 --
CLASS IA:
Net assets                                                $     1,596,141    $     1,102,918
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                        215,050            557,041
Net asset value, offering price, and redemption
 price per share                                          $          7.42    $          1.98
CLASS IB:
Net assets                                                $       831,376    $       177,041
Shares issued and outstanding
 ($0.01 par value - 20 billion authorized)                        112,519             90,962
Net asset value, offering price, and redemption
 price per share                                          $          7.39    $          1.95
--------------------------------------------------------------------------------------------

STATEMENTS OF Operations For the six months ended June 30, 2003 (unaudited)

                                                           CORPORATE BOND      EQUITY INCOME      INTERNATIONAL          LARGE CAP
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO   GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $       116,708    $        44,137    $           354    $         1,350
Dividends                                                              --            331,697             56,580             15,685
Less: Foreign taxes withheld                                           --             (1,848)            (7,552)               (60)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           116,708            373,986             49,382             16,975
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

Investment advisory fees                                           15,364             84,152             15,995              9,804
Co-administration fees and expenses (including per
 account transfer agency fees)                                     16,472            121,021             21,584             14,468
Distribution and shareholder servicing fees - Class IB              5,486             12,841              1,320              1,081
Printing                                                            1,086              9,955              1,267                724
Custodian fees                                                        220              1,295                145                151
Professional fees                                                     136              1,267                136                103
Directors' fees                                                        18                181                 18                 14
Other                                                                  34                272                 36                 33
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     38,816            230,984             40,501             26,378
----------------------------------------------------------------------------------------------------------------------------------
Less: Investment advisory fee waiver                              (15,364)           (84,152)           (15,995)            (9,804)
Less: Expense reimbursement                                        (1,504)           (23,946)            (3,610)            (1,918)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                 21,948            122,886             20,896             14,656
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET                                     94,760            251,100             28,486              2,319
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain (loss) on investments                            49,349         (1,469,728)          (218,795)          (107,420)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                           --                 --              7,955                 --
Net increase from payment by affiliate (a)                             --                 --              1,842                 --
Net change in unrealized appreciation or depreciation
 of investments                                                   179,656          4,184,667            374,765            398,626
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts, foreign currency,
 and translation of other assets and liabilities
 denominated in foreign currency                                       --                 --               (740)                --
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS                                            229,005          2,714,939            165,027            291,206
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $       323,765    $     2,966,039    $       193,513    $       293,525
----------------------------------------------------------------------------------------------------------------------------------

                                                           MID CAP GROWTH
                                                                PORTFOLIO
-------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                  $           908
Dividends                                                           4,183
Less: Foreign taxes withheld                                           (9)
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             5,082
-------------------------------------------------------------------------

EXPENSES:

Investment advisory fees                                            5,560
Co-administration fees and expenses (including per
 account transfer agency fees)                                     12,037
Distribution and shareholder servicing fees - Class IB                514
Printing                                                              543
Custodian fees                                                         79
Professional fees                                                      71
Directors' fees                                                         7
Other                                                                  29
-------------------------------------------------------------------------
TOTAL EXPENSES                                                     18,840
-------------------------------------------------------------------------
Less: Investment advisory fee waiver                               (5,560)
Less: Expense reimbursement                                        (5,220)
-------------------------------------------------------------------------
TOTAL NET EXPENSES                                                  8,060
-------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET                                     (2,978)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain (loss) on investments                            15,792
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                           --
Net increase from payment by affiliate (a)                             --
Net change in unrealized appreciation or depreciation
 of investments                                                   179,060
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts, foreign currency,
 and translation of other assets and liabilities
 denominated in foreign currency                                       --
-------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS                                            194,852
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $       191,874
-------------------------------------------------------------------------

(a) See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                         SMALL CAP GROWTH         TECHNOLOGY
                                                                PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                  $         1,752    $           290
Dividends                                                           3,139                827
Less: Foreign taxes withheld                                           (2)               (44)
--------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             4,889              1,073
--------------------------------------------------------------------------------------------

EXPENSES:

Investment advisory fees                                            7,961              3,710
Co-administration fees and expenses (including per
 account transfer agency fees)                                     15,584              7,245
Distribution and shareholder servicing fees - Class IB              1,333                156
Printing                                                              724                724
Custodian fees                                                        114                 53
Professional fees                                                      71                 61
Directors' fees                                                         9                  7
Other                                                                  31                 29
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                     25,827             11,985
--------------------------------------------------------------------------------------------
Less: Investment advisory fee waiver                               (7,961)            (3,710)
Less: Expense reimbursement                                        (5,387)            (2,925)
--------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                 12,479              5,350
--------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS) - NET                                     (7,590)            (4,277)
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS - NET:
Net realized gain (loss) on investments                           106,138            (44,328)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                           --                 --
Net increase from payment by affiliate (a)                             --                 --
Net change in unrealized appreciation or depreciation
 of investments                                                   463,147            280,212
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts, foreign
 currency, and translation of other assets and
 liabilities denominated in foreign currency                           --                 --
--------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS                                            569,285            235,884
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $       561,695    $       231,607
--------------------------------------------------------------------------------------------

STATEMENTS OF Changes IN Net Assets

                                                                              CORPORATE BOND                       EQUITY INCOME
                                                                                   PORTFOLIO                           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                    1/1/03            1/1/02            1/1/03            1/1/02
                                                                        TO                TO                TO                TO
                                                                   6/30/03          12/31/02           6/30/03          12/31/02
--------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                             $        94,760   $       151,160   $       251,100   $       615,074
Net realized gain (loss) on investments                             49,349           (44,018)       (1,469,728)       (2,018,271)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                            --                --                --                --
Net increase from payments by affiliates and net
 losses realized on the disposal of
 investments in violation of restrictions (a)                           --                --                --                --
Net change in unrealized appreciation or
 depreciation of investments                                       179,656            89,869         4,184,667        (4,815,967)
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts,
 foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                        --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                         323,765           197,011         2,966,039        (6,219,164)
================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class IA                                                            --               (49)               --          (407,206)
    Class IB                                                            --          (151,833)               --          (218,067)
Return of capital:
    Class IA                                                            --                --                --                --
    Class IB                                                            --              (146)               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --          (152,028)               --          (625,273)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
    Proceeds from sales                                                 --                --             6,594           261,147
    Reinvestment of distributions                                       --                49                --           407,206
    Payments for redemptions                                            --                --        (1,810,491)       (3,955,520)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IA transactions                                                        --                49        (1,803,897)       (3,287,167)
--------------------------------------------------------------------------------------------------------------------------------
Class IB:
    Proceeds from sales                                          1,687,735         1,832,770         1,009,019         1,716,988
    Reinvestment of distributions                                       --           151,979                --           218,067
    Payments for redemptions                                      (634,864)       (1,163,152)         (789,710)       (2,193,432)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IB transactions                                                 1,052,871           821,597           219,309          (258,377)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                    1,052,871           821,646        (1,584,588)       (3,545,544)
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          1,376,636           866,629         1,381,451       (10,389,981)
NET ASSETS AT BEGINNING OF PERIOD                                3,546,820         2,680,191        26,420,770        36,810,751
================================================================================================================================
NET ASSETS AT END OF PERIOD                                $     4,923,456   $     3,546,820   $    27,802,221   $    26,420,770
================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD  $        96,244   $         1,484   $       259,135   $         8,035
================================================================================================================================
SHARE TRANSACTIONS:
Class IA:
    Shares issued                                                       --                --               708            24,179
    Shares issued in lieu of cash distributions                         --                 5                --            43,228
    Shares redeemed                                                     --                --          (192,491)         (393,153)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IA transactions                                             --                 5          (191,783)         (325,746)
================================================================================================================================
Class IB:
    Shares issued                                                  184,712           204,987           107,828           166,670
    Shares issued in lieu of cash distributions                         97            17,096                --            23,149
    Shares redeemed                                                (69,808)         (129,617)          (82,777)         (223,017)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IB transactions                                        115,001            92,466            25,051           (33,198)
================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                          115,001            92,471          (166,732)         (358,944)
================================================================================================================================

 (a) See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                               INTERNATIONAL                    LARGE CAP GROWTH
                                                                                   PORTFOLIO                           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                    1/1/03            1/1/02            1/1/03            1/1/02
                                                                        TO                TO                TO                TO
                                                                   6/30/03          12/31/02           6/30/03          12/31/02
--------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                             $        28,486   $        10,626   $         2,319   $         2,038
Net realized gain (loss) on investments                           (218,795)         (466,447)         (107,420)         (500,276)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                         7,955             2,769                --                --
Net increase from payments by affiliates and net
 losses realized on the disposal of
 investments in violation of restrictions (a)                        1,842                --                --                --
Net change in unrealized appreciation or
 depreciation of investments                                       374,765          (144,938)          398,626          (328,749)
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts,
 foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                      (740)            1,635                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                         193,513          (596,355)          293,525          (826,987)
================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class IA                                                            --                --                --            (2,016)
    Class IB                                                            --                --                --               (22)
Return of capital:
    Class IA                                                            --            (7,801)               --                (6)
    Class IB                                                            --            (3,554)               --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --           (11,355)               --            (2,044)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
    Proceeds from sales                                             62,488           686,384           312,631           929,743
    Reinvestment of distributions                                       --             7,801                --             2,022
    Payments for redemptions                                      (176,069)         (702,710)         (142,124)         (393,530)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
  IA transactions                                                 (113,581)           (8,525)          170,507           538,235
--------------------------------------------------------------------------------------------------------------------------------
Class IB:
    Proceeds from sales                                          1,044,726         3,090,286           916,179         1,083,019
    Reinvestment of distributions                                       --             3,554                --                22
    Payments for redemptions                                    (1,906,242)       (1,738,323)          (55,406)         (741,023)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IB transactions                                                  (861,516)        1,355,517           860,773           342,018
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                     (975,097)        1,346,992         1,031,280           880,253
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (781,584)          739,282         1,324,805            51,222
NET ASSETS AT BEGINNING OF PERIOD                                3,204,124         2,464,842         2,374,393         2,323,171
================================================================================================================================
NET ASSETS AT END OF PERIOD                                $     2,422,540   $     3,204,124   $     3,699,198   $     2,374,393
================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD  $        29,614   $          (714)  $         2,319   $            --
================================================================================================================================
SHARE TRANSACTIONS:
Class IA:
    Shares issued                                                   13,226           122,070            75,571           192,596
    Shares issued in lieu of cash distributions                         --             1,622                --               493
    Shares redeemed                                                (37,434)         (127,278)          (34,798)          (89,408)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IA transactions                                        (24,208)           (3,586)           40,773           103,681
================================================================================================================================
Class IB:
    Shares issued                                                  222,898           589,561           225,922           243,932
    Shares issued in lieu of cash distributions                         --               743                --                 5
    Shares redeemed                                               (395,690)         (336,013)          (13,523)         (162,274)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IB transactions                                       (172,792)          254,291           212,399            81,663
================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                         (197,000)          250,705           253,172           185,344
================================================================================================================================

                                                                              MID CAP GROWTH                    SMALL CAP GROWTH
                                                                                   PORTFOLIO                           PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                                    1/1/03            1/1/02            1/1/03            1/1/02
                                                                        TO                TO                TO                TO
                                                                   6/30/03          12/31/02           6/30/03          12/31/02
--------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                             $        (2,978)  $        (7,003)  $        (7,590)  $        (7,289)
Net realized gain (loss) on investments                             15,792          (276,911)          106,138          (358,137)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                            --                --                --                --
Net increase from payments by affiliates and net
 losses realized on the disposal of
 investments in violation of restrictions (a)                           --                --                --                --
Net change in unrealized appreciation or
 depreciation of investments                                       179,060          (105,545)          463,147          (117,450)
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts,
 foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                        --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                         191,874          (389,459)          561,695          (482,876)
================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class IA                                                            --                --                --                --
    Class IB                                                            --                --                --                --
Return of capital:
    Class IA                                                            --                --                --                --
    Class IB                                                            --                --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --                --                --                --
================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
    Proceeds from sales                                            408,269           461,539           248,230           476,359
    Reinvestment of distributions                                       --                --                --                --
    Payments for redemptions                                       (96,789)         (183,349)          (50,044)          (68,973)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IA transactions                                                   311,480           278,190           198,186           407,386
--------------------------------------------------------------------------------------------------------------------------------
Class IB:
    Proceeds from sales                                            245,852         1,106,454           836,382         1,182,505
    Reinvestment of distributions                                       --                --                --                --
    Payments for redemptions                                       (83,673)         (784,961)       (1,248,903)         (101,012)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IB transactions                                                   162,179           321,493          (412,521)        1,081,493
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                      473,659           599,683          (214,335)        1,488,879
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            665,533           210,224           347,360         1,006,003
NET ASSETS AT BEGINNING OF PERIOD                                1,350,436         1,140,212         2,080,157         1,074,154
================================================================================================================================
NET ASSETS AT END OF PERIOD                                $     2,015,969   $     1,350,436   $     2,427,517   $     2,080,157
================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD  $        (2,978)  $            --   $        (7,590)  $            --
================================================================================================================================
SHARE TRANSACTIONS:
Class IA:
    Shares issued                                                   71,980            78,105            40,630            69,637
    Shares issued in lieu of cash distributions                         --                --                --                --
    Shares redeemed                                                (18,294)          (26,356)           (8,492)          (11,193)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IA transactions                                         53,686            51,749            32,138            58,444
================================================================================================================================
Class IB:
    Shares issued                                                   43,505           189,354           141,239           185,730
    Shares issued in lieu of cash distributions                         --                --                --                --
    Shares redeemed                                                (15,035)         (141,855)         (202,059)          (16,529)
--------------------------------------------------------------------------------------------------------------------------------
Total Class IB transactions                                         28,470            47,499           (60,820)          169,201
================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                           82,156            99,248           (28,682)          227,645
================================================================================================================================

                                                                                  TECHNOLOGY
                                                                                   PORTFOLIO
--------------------------------------------------------------------------------------------
                                                                    1/1/03            1/1/02
                                                                        TO                TO
                                                                   6/30/03          12/31/02
--------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                             $        (4,277)  $        (9,207)
Net realized gain (loss) on investments                            (44,328)         (429,857)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                            --                --
Net increase from payments by affiliates and net
 losses realized on the disposal of
 investments in violation of restrictions (a)                           --                --
Net change in unrealized appreciation or
 depreciation of investments                                       280,212          (315,285)
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts,
 foreign currency, and translation of other assets
 and liabilities denominated in foreign currency                        --                --
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                                         231,607          (754,349)
============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
    Class IA                                                            --                --
    Class IB                                                            --                --
Return of capital:
    Class IA                                                            --                --
    Class IB                                                            --                --
--------------------------------------------------------------------------------------------
Total distributions                                                     --                --
============================================================================================
CAPITAL SHARE TRANSACTIONS:
Class IA:
    Proceeds from sales                                             54,725           266,754
    Reinvestment of distributions                                       --                --
    Payments for redemptions                                       (49,487)         (249,260)
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IA transactions                                                     5,238            17,494
--------------------------------------------------------------------------------------------
Class IB:
    Proceeds from sales                                             83,807           144,199
    Reinvestment of distributions                                       --                --
    Payments for redemptions                                        (4,863)          (48,921)
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class
 IB transactions                                                    78,944            95,278
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                       84,182           112,772
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            315,789          (641,577)
NET ASSETS AT BEGINNING OF PERIOD                                  964,170         1,605,747
============================================================================================
NET ASSETS AT END OF PERIOD                                $     1,279,959   $       964,170
============================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD  $        (4,277)  $            --
============================================================================================
SHARE TRANSACTIONS:
Class IA:
    Shares issued                                                   32,482           112,309
    Shares issued in lieu of cash distributions                         --                --
    Shares redeemed                                                (29,149)         (131,556)
--------------------------------------------------------------------------------------------
Total Class IA transactions                                          3,333           (19,247)
============================================================================================
Class IB:
    Shares issued                                                   53,014            62,366
    Shares issued in lieu of cash distributions                         --                --
    Shares redeemed                                                 (3,052)          (22,578)
--------------------------------------------------------------------------------------------
Total Class IB transactions                                         49,962            39,788
============================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                           53,295            20,541
============================================================================================

Financial Highlights For a share outstanding throughout the periods ended December 31, unless otherwise indicated.

                                                                   NET REALIZED
                                                                 AND UNREALIZED
                                                                       GAINS OR
                                                                    (LOSSES) ON
                                  NET ASSET                         INVESTMENTS                   DIVIDENDS
                                     VALUE,               NET       AND FOREIGN    TOTAL FROM      FROM NET     DISTRIBUTIONS
                                  BEGINNING        INVESTMENT          CURRENCY    INVESTMENT    INVESTMENT          FROM NET
                                  OF PERIOD     INCOME (LOSS)      TRANSACTIONS    OPERATIONS        INCOME    REALIZED GAINS
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO (a)
Class IA
  2003 (b)                       $     8.99   $          0.21   $          0.47   $      0.68   $        --   $            --
  2002                                 8.86              0.49              0.07          0.56         (0.43)               --
  2001 (c)                             8.83              0.01              0.02          0.03            --                --
Class IB
  2003 (b)                       $     8.98   $          0.19   $          0.49   $      0.68   $        --   $            --
  2002                                 8.86              0.41              0.12          0.53         (0.41)               --
  2001                                 8.63              0.49              0.22          0.71         (0.48)               --
  2000                                 8.29              0.59              0.34          0.93         (0.59)               --
  1999                                 9.34              0.65             (1.07)        (0.42)        (0.63)               --
  1998                                10.16              0.68             (0.82)        (0.14)        (0.68)               --
-----------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (d)
Class IA
  2003 (b)                       $     9.30   $          0.10   $          1.00   $      1.10   $        --   $            --
  2002                                11.50              0.24             (2.20)        (1.96)        (0.24)               --
  2001                                12.59              0.13             (0.63)        (0.50)        (0.12)            (0.47)
  2000                                11.17              0.19              1.45          1.64         (0.18)            (0.04)(i)
  1999                                11.63              0.19              0.11          0.30         (0.19)            (0.57)
  1998                                11.05              0.17              0.86          1.03         (0.17)            (0.28)
Class IB
  2003 (b)                       $     9.30   $          0.08   $          1.01   $      1.09   $        --   $            --
  2002                                11.50              0.19             (2.18)        (1.99)        (0.21)               --
  2001 (c)                            11.25              0.01              0.24          0.25            --                --
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
Class IA (e)
  2003 (b) (f)                   $     4.88   $          0.05   $          0.34   $      0.39   $        --   $            --
  2002                                 6.06              0.02             (1.18)        (1.16)           --                --
  2001                                 8.09              0.08             (2.06)        (1.98)        (0.03)               --
  2000 (g)                            10.00                --             (1.91)        (1.91)           --                --
Class IB
  2003 (b) (f)                   $     4.86   $          0.04   $          0.33   $      0.37   $        --   $            --
  2002                                 6.06                --             (1.19)        (1.19)           --                --
  2001 (h)                             5.78              0.02              0.30          0.32         (0.02)               --
-----------------------------------------------------------------------------------------------------------------------------

                                 DISTRIBUTIONS
                                   FROM RETURN
                                    OF CAPITAL
----------------------------------------------
CORPORATE BOND PORTFOLIO (a)
Class IA
  2003 (b)                       $          --
  2002                                      --
  2001 (c)                                  --
Class IB
  2003 (b)                       $          --
  2002                                      --
  2001                                      --
  2000                                      --
  1999                                      --
  1998                                      --
----------------------------------------------
EQUITY INCOME PORTFOLIO (d)
Class IA
  2003 (b)                       $          --
  2002                                      --
  2001                                      --
  2000                                      --
  1999                                      --
  1998                                      --
Class IB
  2003 (b)                       $          --
  2002                                      --
  2001 (c)                                  --
----------------------------------------------
INTERNATIONAL PORTFOLIO
Class IA (e)
  2003 (b) (f)                   $          --
  2002                                   (0.02)
  2001                                   (0.02)
  2000 (g)                                  --
Class IB
  2003 (b) (f)                   $          --
  2002                                   (0.01)
  2001 (h)                               (0.02)
----------------------------------------------

(a) The financial highlights for the First American Corporate Bond Portfolio as set forth herein, include the historical financial highlights of the Ohio National Strategic Income Portfolio, a portfolio of Ohio National Fund, Inc. The assets of the Ohio National Strategic Income Portfolio were acquired by the First American Corporate Bond Portfolio on December 17, 2001. In connection with such acquisition, shares of the Ohio National Strategic Income Portfolio were exchanged for Class IB shares of the First American Corporate Bond Portfolio. Ohio National Strategic Income Portfolio is the accounting survivor.

(b) For the six months ended June 30, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(c) Class of shares has been offered since December 17, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(d) The financial highlights for the First American Equity Income Portfolio as set forth herein, include the historical financial highlights of the Met Investors Series Trust - Firstar Equity Income Portfolio. The assets of the Met Investors Series Trust - Firstar Equity Income Portfolio were acquired by the First American Equity Income Portfolio on December 17, 2001. In connection with such acquisition, Class A shares of the Met Investors Series Trust - Firstar Equity Income Portfolio were exchanged for Class IA shares of the First American Equity Income Portfolio. Met Investors Series Trust - Firstar Equity Income Portfolio is the accounting survivor.

(e) Effective May 1, 2001, the existing shares were renamed Class IA.

(f) Per share data calculated using average shares outstanding method.

(g) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(h) Class of shares has been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(i) Includes distributions in excess of net realized gains of $0.04 per share.

The accompanying notes are an integral part of the financial statements.

                                                                                                            RATIO OF NET
                                                  NET ASSET                                  RATIO OF         INVESTMENT
                                                     VALUE,                NET ASSETS,    EXPENSES TO      INCOME (LOSS)
                                         TOTAL       END OF      TOTAL          END OF        AVERAGE         TO AVERAGE
                                 DISTRIBUTIONS       PERIOD     RETURN    PERIOD (000)     NET ASSETS         NET ASSETS
------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO (a)
Class IA
  2003 (b)                        $         --   $     9.67       7.56%   $          1           0.75%              4.53%
  2002                                   (0.43)        8.99       6.39               1           0.75               5.58
  2001 (c)                                  --         8.86       0.34               1           1.20               2.86
Class IB
  2003 (b)                        $         --   $     9.66       7.57%   $      4,922           1.00%              4.31%
  2002                                   (0.41)        8.98       6.07           3,546           1.00               5.33
  2001                                   (0.48)        8.86       8.25           2,679           1.35               5.22
  2000                                   (0.59)        8.63      11.90           3,318           1.47               6.98
  1999                                   (0.63)        8.29      (4.81)          3,095           1.27               7.23
  1998                                   (0.68)        9.34      (1.42)          4,020           1.18               7.12
------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (d)
Class IA
  2003 (b)                        $         --   $    10.40      11.83%   $     16,360           0.85%              2.04%
  2002                                   (0.24)        9.30     (17.11)         16,411           0.85               2.02
  2001                                   (0.59)       11.50      (3.80)         24,049           1.10               1.02
  2000                                   (0.22)       12.59      14.64           7,449           1.10               1.53
  1999                                   (0.76)       11.17       2.51           6,971           1.10               1.85
  1998                                   (0.45)       11.63       9.35           4,695           1.10               1.79
Class IB
  2003 (b)                        $         --   $    10.39      11.72%   $     11,442           1.10%              1.79%
  2002                                   (0.21)        9.30     (17.34)         10,010           1.10               1.78
  2001 (c)                                  --        11.50       2.22          12,761           1.25               1.26
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
Class IA (e)
  2003 (b) (f)                    $         --   $     5.27       7.99%   $      1,983           1.35%              2.18%
  2002                                   (0.02)        4.88     (19.14)          1,955           1.35               0.45
  2001                                   (0.05)        6.06     (24.52)          2,449           1.35               0.81
  2000 (g)                                  --         8.09     (19.10)          3,396           1.35              (0.07)
Class IB
  2003 (b) (f)                    $         --   $     5.23       7.61%   $        440           1.60%              1.92%
  2002                                   (0.01)        4.86     (19.56)          1,249           1.60               0.13
  2001 (h)                               (0.04)        6.06       5.61              16           1.60               0.87
------------------------------------------------------------------------------------------------------------------------

                                                        RATIO OF NET
                                         RATIO OF         INVESTMENT
                                      EXPENSES TO      INCOME (LOSS)
                                          AVERAGE         TO AVERAGE
                                       NET ASSETS,       NET ASSETS,
                                        EXCLUDING          EXCLUDING     PORTFOLIO
                                      WAIVERS AND        WAIVERS AND      TURNOVER
                                   REIMBURSEMENTS     REIMBURSEMENTS          RATE
----------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO (a)
Class IA
  2003 (b)                                   1.52%              3.76%           32%
  2002                                       1.47               4.86           140
  2001 (c)                                   1.76               2.30            47
Class IB
  2003 (b)                                   1.77%              3.54%           32%
  2002                                       1.74               4.59           140
  2001                                       1.37               5.20            47
  2000                                       1.47               6.98            28
  1999                                       1.27               7.23            53
  1998                                       1.18               7.12           104
----------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (d)
Class IA
  2003 (b)                                   1.68%              1.21%           31%
  2002                                       1.21               1.66            70
  2001                                       2.08               0.04            73
  2000                                       2.15               0.48            32
  1999                                       2.23               0.72            59
  1998                                       2.69               0.20            79
Class IB
  2003 (b)                                   1.93%              0.96%           31%
  2002                                       1.48               1.40            70
  2001 (c)                                   1.26               1.25            73
----------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO
Class IA (e)
  2003 (b) (f)                               2.72%              0.81%           44%
  2002                                       2.86              (1.06)           82
  2001                                       3.23              (1.07)          183
  2000 (g)                                   5.23              (3.95)           64
Class IB
  2003 (b) (f)                               2.97%              0.55%           44%
  2002                                       3.36              (1.63)           82
  2001 (h)                                   2.33               0.14           183
----------------------------------------------------------------------------------

                                                                NET REALIZED
                                NET ASSET                     AND UNREALIZED                   DIVIDENDS
                                   VALUE,              NET          GAINS OR    TOTAL FROM      FROM NET    DISTRIBUTIONS
                                BEGINNING       INVESTMENT       (LOSSES) ON    INVESTMENT    INVESTMENT         FROM NET
                                OF PERIOD    INCOME (LOSS)       INVESTMENTS    OPERATIONS        INCOME   REALIZED GAINS
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                     $     4.03   $           --(h) $         0.37    $     0.37    $       --   $           --
  2002                               5.74               --             (1.71)        (1.71)           --               --
  2001                               8.28             0.01             (2.54)        (2.53)        (0.01)              --
  2000 (c)                          10.00               --             (1.72)        (1.72)           --               --
Class IB
  2003 (b)                     $     4.01   $           --(h) $         0.36    $     0.36    $       --   $           --
  2002                               5.74               --             (1.73)        (1.73)           --               --
  2001 (d)                           7.07               --             (1.33)        (1.33)           --               --
-------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                     $     5.49   $        (0.01)   $         0.66    $     0.65    $       --   $           --
  2002                               7.76            (0.03)            (2.24)        (2.27)           --               --
  2001 (e)                          10.00            (0.02)            (2.22)        (2.24)           --               --
Class IB
  2003 (b)                     $     5.48   $        (0.01)   $         0.66    $     0.65    $       --   $           --
  2002                               7.75            (0.03)            (2.24)        (2.27)           --               --
  2001 (d)                           9.23            (0.01)            (1.47)        (1.48)           --               --
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                     $     5.85   $        (0.02)   $         1.59    $     1.57    $       --   $           --
  2002                               8.35            (0.03)            (2.47)        (2.50)           --               --
  2001 (e)                          10.00            (0.03)            (1.62)        (1.65)           --               --
Class IB
  2003 (b)                     $     5.83   $        (0.04)   $         1.60    $     1.56    $       --   $           --
  2002                               8.35            (0.01)            (2.51)        (2.52)           --               --
  2001 (f)                           7.05               --              1.30          1.30            --               --
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
Class IA (a)
  2003 (b)                     $     1.62   $        (0.01)   $         0.37    $     0.36    $       --   $           --
  2002                               2.80            (0.02)            (1.16)        (1.18)           --               --
  2001                               5.79            (0.01)            (2.98)        (2.99)           --               --
  2000 (c)                          10.00            (0.01)            (4.20)        (4.21)           --               --
Class IB
  2003 (b)                     $     1.60   $        (0.01)   $         0.36    $     0.35    $       --   $           --
  2002                               2.80            (0.01)            (1.19)        (1.20)           --               --
  2001 (f)                           1.94            (0.01)             0.87          0.86            --               --
-------------------------------------------------------------------------------------------------------------------------

(a)  Effective May 1, 2001, the existing shares were renamed Class IA.

(b) For the six months ended June 30, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(c) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(d) Class of shares has been offered since May 3, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(e) Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(f) Class of shares has been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(g) In 2002, 0.84% of Class IA share's and 0.84% of Class IB share's total return was a result of the reimbursement by the advisor for a loss on a transaction not meeting the Portfolio's investment guidelines. Excluding the reimbursement, total return for Class IA and Class IB shares would have been (30.78)% and (31.02)%, respectively.

(h)  Calculates to less than $0.01.

The accompanying notes are an integral part of the financial statements.

                                                 NET ASSET                                         RATIO OF
                                                    VALUE,                     NET ASSETS,      EXPENSES TO
                                        TOTAL       END OF        TOTAL             END OF          AVERAGE
                                DISTRIBUTIONS       PERIOD       RETURN       PERIOD (000)       NET ASSETS
-----------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                     $           --   $     4.40         9.18%    $        2,397             0.90%
  2002                                     --         4.03       (29.72)             2,032             0.90
  2001                                  (0.01)        5.74       (30.60)             2,301             0.87
  2000 (c)                                 --         8.28       (17.20)             1,600             0.80
Class IB
  2003 (b)                     $           --   $     4.37         8.98%    $        1,302             1.15%
  2002                                     --         4.01       (30.13)               342             1.15
  2001 (d)                                 --         5.74       (18.79)                22             1.15
-----------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                     $           --   $     6.14        11.84%    $        1,496             0.95%
  2002                                     --         5.49       (29.25)             1,041             0.95
  2001 (e)                                 --         7.76       (22.40)             1,071             0.90
Class IB
  2003 (b)                     $           --   $     6.13        11.86%    $          520             1.20%
  2002                                     --         5.48       (29.29)               309             1.20
  2001 (d)                                 --         7.75       (16.03)                69             1.15
-----------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                     $           --   $     7.42        26.84%    $        1,596             0.98%
  2002                                     --         5.85       (29.94)(g)          1,070             0.98
  2001 (e)                                 --         8.35       (16.50)             1,040             0.90
Class IB
  2003 (b)                     $           --   $     7.39        26.76%    $          832             1.23%
  2002                                     --         5.83       (30.18)(g)          1,010             1.23
  2001 (f)                                 --         8.35        18.44                 35             1.15
-----------------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
Class IA (a)
  2003 (b)                     $           --   $     1.98        22.22%    $        1,103             0.98%
  2002                                     --         1.62       (42.14)               898             0.98
  2001                                     --         2.80       (51.64)             1,602             0.90
  2000 (c)                                 --         5.79       (42.10)             1,447             0.90
Class IB
  2003 (b)                     $           --   $     1.95        21.88%    $          177             1.23%
  2002                                     --         1.60       (42.86)                66             1.23
  2001 (f)                                 --         2.80        44.33                  3             1.15
-----------------------------------------------------------------------------------------------------------

                                                                        RATIO OF NET
                                                         RATIO OF         INVESTMENT
                                                      EXPENSES TO      INCOME (LOSS)
                                 RATIO OF NET             AVERAGE         TO AVERAGE
                                   INVESTMENT         NET ASSETS,        NET ASSETS,
                                INCOME (LOSS)           EXCLUDING          EXCLUDING      PORTFOLIO
                                   TO AVERAGE         WAIVERS AND        WAIVERS AND       TURNOVER
                                   NET ASSETS      REIMBURSEMENTS     REIMBURSEMENTS           RATE
---------------------------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                               0.22%               1.68%             (0.56)%           25%
  2002                                   0.10                2.98              (1.98)            66
  2001                                   0.09                3.59              (2.63)           104
  2000 (c)                              (0.07)               9.26              (8.53)            30
Class IB
  2003 (b)                              (0.02)%              1.93%             (0.80)%           25%
  2002                                  (0.05)               3.45              (2.35)            66
  2001 (d)                              (0.20)               2.79              (1.84)           104
---------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                              (0.31)%              2.30%             (1.66)%           62%
  2002                                  (0.58)               6.11              (5.74)           361
  2001 (e)                              (0.22)               7.25              (6.57)           280
Class IB
  2003 (b)                              (0.56)%              2.55%             (1.91)%           62%
  2002                                  (0.78)               7.23              (6.81)           361
  2001 (d)                              (0.63)               5.90              (5.38)           280
---------------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO
Class IA (a)
  2003 (b)                              (0.55)%              2.15%             (1.72)%          110%
  2002                                  (0.48)               4.80              (4.30)           406
  2001 (e)                              (0.42)               7.29              (6.81)           283
Class IB
  2003 (b)                              (0.80)%              2.40%             (1.97)%          110%
  2002                                  (0.56)               6.04              (5.37)           406
  2001 (f)                              (0.90)               3.77              (3.52)           283
---------------------------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO
Class IA (a)
  2003 (b)                              (0.78)%              2.23%             (2.03)%           49%
  2002                                  (0.75)               4.39              (4.16)           269
  2001                                  (0.39)               4.60              (4.09)           377
  2000 (c)                              (0.18)               8.88              (8.16)           149
Class IB
  2003 (b)                              (1.02)%              2.48%             (2.27)%           49%
  2002                                  (0.99)               4.96              (4.72)           269
  2001 (f)                              (1.01)               2.74              (2.60)           377
---------------------------------------------------------------------------------------------------

NOTES TO Financial STATEMENTS June 30, 2003 (unaudited)

1.   Organization

     First American Insurance Portfolios, Inc. ("FAIP") is registered with the Securities and Exchange Commission as a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). FAIP was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in seven series (each a "Portfolio" and collectively, the "Portfolios"). Each series represents a separate investment portfolio with its own investment objectives and policies. The Corporate Bond Portfolio, Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, and Small Cap Growth Portfolio are each diversified open-end management investment companies. The Technology Portfolio is a non-diversified open-end management investment company. Non-diversified portfolios may invest a large component of their net assets in investments of relatively few issuers and relatively narrow market segments.

     FAIP offers Class IA and IB shares. Class IA and Class IB shares are identical in all respects, except that Class IB shares are subject to a 0.25% shareholder servicing and distribution fee charged pursuant to a Rule 12b-1 plan, which has been adopted in accordance with Rule 12b-1 of the 1940 Act. All classes of shares in a Portfolio have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangement.

     Shares of the Portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Portfolios' prospectuses provide additional descriptions of each Portfolio's investment objectives, policies, and strategies.

2.   Summary of Significant Accounting Policies

     The significant accounting policies followed by the Portfolios are as follows:

     SECURITY VALUATIONS - Security valuations for the Portfolios' investments are furnished by one or more independent pricing services that have been approved by the Portfolios' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Portfolios utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Portfolios' board of directors. As of June 30, 2003, Mid Cap Growth Portfolio and Small Cap Growth Portfolio held fair value securities with a value of $0 and $25,204 or 0.0% and 1.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net realized capital gains, if any, are declared and distributed to shareholders once each calendar year.

     EXPENSES - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative net assets or some other appropriate basis. Class-specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Portfolio are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - Each Portfolio is treated as a separate taxable entity. Each Portfolio intends to fulfill the requirements of Subchapter M and to comply with the requirements of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains (losses), and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Portfolio. The character of the distributions paid during the fiscal year ended December 31, 2002 was as follows:

                                                       ORDINARY    RETURN OF
                    PORTFOLIO                            INCOME      CAPITAL        TOTAL
                    ---------------------------------------------------------------------
                    Corporate Bond Portfolio         $  151,882   $      146   $  152,028
                    Equity Income Portfolio             625,273           --      625,273
                    International Portfolio                  --       11,355       11,355
                    Large Cap Growth Portfolio            2,038            6        2,044
                    Mid Cap Growth Portfolio                 --           --           --
                    Small Cap Growth Portfolio               --           --           --
                    Technology Portfolio                     --           --           --
                    ---------------------------------------------------------------------

     As of December 31, 2002, the Portfolios' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were:

                                                                           ACCUMULATED
                                       UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL AND        UNREALIZED             TOTAL
                                            ORDINARY        LONG TERM     POST-OCTOBER      APPRECIATION       ACCUMULATED
     PORTFOLIO                                INCOME    CAPITAL GAINS           LOSSES    (DEPRECIATION)           DEFICIT
     ---------------------------------------------------------------------------------------------------------------------
     Corporate Bond Portfolio         $           --   $           --   $     (564,646)   $      108,736    $     (455,910)
     Equity Income Portfolio                   7,274               --       (5,315,284)       (3,907,932)       (9,215,942)
     International Portfolio                      --               --       (1,960,493)         (285,746)       (2,246,239)
     Large Cap Growth Portfolio                   --               --       (1,443,296)         (468,807)       (1,912,103)
     Mid Cap Growth Portfolio                     --               --         (584,334)          (44,984)         (629,318)
     Small Cap Growth Portfolio                   --               --         (576,279)          (73,792)         (650,071)
     Technology Portfolio                         --               --       (2,537,438)         (257,106)       (2,794,544)
     ---------------------------------------------------------------------------------------------------------------------

     The differences between book and tax-basis unrealized appreciation (depreciation) is primarily due to the deferral of losses due to wash sales.

     As of December 31, 2002, the Portfolios' most recently completed fiscal year end, the following Portfolios had capital loss carryforwards:

     PORTFOLIO                              AMOUNT   EXPIRATION DATE
     ---------------------------------------------------------------
     Corporate Bond Portfolio         $    564,646         2006-2010
     Equity Income Portfolio             5,201,580         2007-2010
     International Portfolio             1,063,699         2008-2010
     Large Cap Growth Portfolio            749,245         2008-2010
     Mid Cap Growth Portfolio              451,561         2009-2010
     Small Cap Growth Portfolio            511,026         2009-2010
     Technology Portfolio                1,406,151         2008-2010
     ---------------------------------------------------------------

     The Portfolios incurred losses for tax purposes for the period from November 1, 2002 to December 31, 2002. As permitted by tax regulations, the Portfolios intend to elect to defer and treat these losses as arising in the fiscal year ending December 31, 2003. The following Portfolios had deferred losses:

     PORTFOLIO                                                AMOUNT
     ---------------------------------------------------------------
     Equity Income Portfolio                         $       113,704
     International Portfolio                                 896,794
     Large Cap Growth Portfolio                              694,051
     Mid Cap Growth Portfolio                                132,773
     Small Cap Growth Portfolio                               65,253
     Technology Portfolio                                  1,131,287
     ---------------------------------------------------------------

     Because shares of the Portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the Portfolios from net investment income and distributions, if any, of net realized capital gains will be taxable to the participating insurance company.

     FOREIGN CURRENCY TRANSLATION - The books and records of the International Portfolio are maintained in U.S. dollars on the following bases.

     - Market value of investment securities, assets, and liabilities at the current rate of exchange; and

     - Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Portfolio reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The International Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded because the International Portfolio intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Portfolio realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Portfolio's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the conterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at June 30, 2003.

     SECURITIES LENDING - In order to generate additional income, a Portfolio may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Portfolio's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

     U.S. Bancorp Asset Management, Inc. ("USBAM"), acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Portfolios. For these services, USBAM received $45 in securities lending fees for the six months ended June 30, 2003, from the International Portfolio.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3.   Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Portfolio's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Portfolio to pay USBAM a monthly fee based upon average daily net assets.

     The fee for each Portfolio is equal to an annual rate as presented below applied to the Portfolio's average daily net assets.

     --------------------------------------------------------------
     Corporate Bond Portfolio                                  0.70%
     Equity Income Portfolio                                   0.65%
     International Portfolio                                   1.10%
     Large Cap Growth Portfolio                                0.65%
     Mid Cap Growth Portfolio                                  0.70%
     Small Cap Growth Portfolio                                0.70%
     Technology Portfolio                                      0.70%
     --------------------------------------------------------------

     USBAM voluntarily waived and reimbursed fees during the most recently completed semiannual period so that the total Portfolio operating expenses did not exceed expense limitations described in the Portfolios' prospectus.

     The Portfolios may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of investments by non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each Portfolio an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, these reimbursements are recorded as investment income.

     SUB-ADVISOR FEES - Clay Finlay, Inc. ("Clay Finlay") serves as the sub-advisor to the International Portfolio pursuant to a Sub-Advisory Agreement with USBAM. For its services under the Sub-Advisory Agreement with USBAM, Clay Finlay is paid a monthly fee by USBAM calculated on an annual basis equal to 0.25% of the first $500 million of the Portfolio's average daily net assets and 0.10% of the Portfolio's average daily net assets in excess of $500 million.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Portfolios. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide services to the Portfolios. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Portfolios pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Portfolio's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of aggregate average daily net assets, 0.22% of the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. The Portfolios, along with all other open-end mutual funds in the First American Family of Funds, pay transfer agent fees of $18,500 per share class. These fees are allocated to each Portfolio based upon the Portfolio's pro rata share of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds attributable to the share class. Each Portfolio also pays additional per account fees for transfer agent services.

     For the six months ended June 30, 2003, administration and transfer agent fees paid to USBAM and USBFS for the Portfolios included in this semiannual report were as follows:

     PORTFOLIO                                                AMOUNT
     ---------------------------------------------------------------
     Corporate Bond Portfolio                           $     18,802
     Equity Income Portfolio                                 110,946
     International Portfolio                                  12,498
     Large Cap Growth Portfolio                               12,911
     Mid Cap Growth Portfolio                                  6,802
     Small Cap Growth Portfolio                                9,750
     Technology Portfolio                                      4,536
     ---------------------------------------------------------------

     CUSTODIAN FEES - U.S. Bank serves as the Portfolios' custodian pursuant to a custodian agreement with FAIP. The fee for each Portfolio is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Portfolios pursuant to a distribution agreement with FAIP. Under the distribution agreement, each of the Portfolios pays Quasar a monthly distribution and/or shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Class IB shares. Distribution fees may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities. No distribution fees are paid by Class IA shares.

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Portfolio is responsible for paying most other operating expenses including fees and expenses of outside directors, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the six months ended June 30, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Portfolios are partners.

4.   Investment Security Transactions

     During the six months ended June 30, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                           U.S. GOVERNMENT           OTHER INVESTMENT
                                             SECURITIES                 SECURITIES
     ------------------------------------------------------------------------------------
     PORTFOLIO                         PURCHASES        SALES     PURCHASES         SALES
     ------------------------------------------------------------------------------------
     Corporate Bond Portfolio         $  516,652   $  625,029   $ 2,042,896   $   725,129
     Equity Income Portfolio                  --           --     7,984,162     9,482,013
     International Portfolio                  --           --     1,207,471     1,986,255
     Large Cap Growth Portfolio               --           --     1,897,008       696,319
     Mid Cap Growth Portfolio                 --           --     1,192,582       881,020
     Small Cap Growth Portfolio               --           --     2,328,278     2,105,126
     Technology Portfolio                     --           --       578,903       498,865
     ------------------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation for securities held by the Portfolios and the total cost of securities at June 30, 2003 is as follows:

                                          AGGREGATE       AGGREGATE                           FEDERAL
                                              GROSS           GROSS                            INCOME
     PORTFOLIO                         APPRECIATION    DEPRECIATION              NET         TAX COST
     ------------------------------------------------------------------------------------------------
     Corporate Bond Portfolio         $     298,259   $     (11,351)   $     286,908    $   4,579,566
     Equity Income Portfolio              2,054,995      (1,779,020)         275,975       27,478,243
     International Portfolio                240,854        (151,835)          89,019        2,286,252
     Large Cap Growth Portfolio             283,122        (353,303)         (70,181)       3,765,426
     Mid Cap Growth Portfolio               192,360         (58,284)         134,076        1,931,219
     Small Cap Growth Portfolio             465,495         (76,140)         389,355        2,108,217
     Technology Portfolio                   205,264        (182,158)          23,106        1,259,444
     ------------------------------------------------------------------------------------------------

5.   Payments made by Affiliates

     SMALLCAP GROWTH PORTFOLIO - In December 2002, the Small Cap Growth Portfolio's investment in a registered investment company exceeded applicable restrictions. A loss occurred as a result of bringing the Small Cap Growth Portfolio back into compliance. USBAM fully reimbursed the Small Cap Growth Portfolio for the loss on this transaction. The amount of the loss and resulting reimbursement was $26,083 or $0.07 per share based upon the shares outstanding as of December 31, 2002.

     INTERNATIONAL PORTFOLIO - In 2003, the International Portfolio received a reimbursement from USBAM related to foreign currency principal trades effected between the International Portfolio and U.S. Bank from April 2000 to September 2001. The amount of the reimbursement was $1,842 or $0.004 per share based upon the shares outstanding as of June 30, 2003 and had no impact on total return.

Board of Directors First American Insurance Portfolios Inc.


       Roger Gibson
       Director of First American Insurance Portfolios Inc.
       Vice President, Cargo-United Airlines

       Leonard Kedrowski
       Director of First American Insurance Portfolios Inc.
       Owner and President of Executive and Management Consulting, Inc.

       Richard Riederer
       Director of First American Insurance Portfolios Inc.
       Retired; former President and Chief Executive Officer of Weirton Steel

       Joseph Strauss
       Director of First American Insurance Portfolios Inc.
       Former Chairperson of First American Investment Funds, Inc. Owner and President of Strauss Management Company

       Virginia Stringer
       Chairperson of First American Insurance Portfolios Inc.
       Owner and President of Strategic Management Resources, Inc.

       James Wade
       Director of First American Insurance Portfolios Inc.
       Owner and President of Jim Wade Homes

[FIRST AMERICAN FUNDS(TM) LOGO]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each portfolio.

For a prospectus containing more information on First American Insurance Portfolios, including investment policies, fees, and expenses, please contact your participating insurance company.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR (CLASS IB ONLY)
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street, Suite 1400
     Minneapolis, Minnesota 55402

FUND COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street, Suite 1500
     Minneapolis, Minnesota 55402

ITEM 2 - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

ITEM 3 - Audit Committee Financial Expert
RESPONSE:  Not applicable to semi-annual report

ITEM 4 - Principal Accountant Fees and Services
RESPONSE:  Not applicable to semi-annual report

ITEM 5 - Audit Committee of Listed Registrants
RESPONSE:  Not applicable

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
RESPONSE:  Not applicable

ITEM 8 - Reserved

ITEM 9 - Controls and Procedures
RESPONSE:
(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO)
RESPONSE:  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Insurance Portfolios, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ---------------------------
    Thomas S. Schreier, Jr.
    President

Date: September 2, 2003

By  /s/ Robert H. Nelson
    ---------------------------
    Robert H. Nelson
    Treasurer

Date: September 2, 2003